UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2013

Date of reporting period: November 30, 2012

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.2%

California — 6.6%
ABAG Finance, Authority for Nonprofit, Marin Country Day School Project, RB
0.140%, 12/06/12 (A)(B)	$2,015	$2,015
California State, Communities Development Authority, Putters, Ser 2680, RB
0.250%, 12/06/12 (A)(B)	3,500	3,500
California State, Health Facilities Financing Authority, Ser A, RB
0.070%, 12/01/12 (A)(B)	4,000	4,000
Eclipse Funding Trust, RB
0.200%, 12/06/12 (A)(B)	8,275	8,275
JPMorgan Chase Putters/Drivers Trust, Ser 3584, RB
0.250%, 12/06/12 (B)	2,190	2,190
Los Angeles, Kadima Hebrew Academy Project, Ser A, COP
0.170%, 12/03/12 (A)(B)	950	950
Santa Clara Valley, Transportation Authority, Ser D, RB
0.130%, 12/06/12 (B)	10,000	10,000
West Hills, Community College District, COP
0.160%, 12/05/12 (A)(B)	9,000	9,000

		39,930

Colorado — 2.9%
Colorado State, Educational & Cultural Facilities Authority, Capital Christian School Project, RB
0.130%, 12/06/12 (A)(B)	7,900	7,900
Colorado State, Educational & Cultural Facilities Authority, Fountain Valley School Project, RB
0.230%, 12/06/12 (A)(B)	4,115	4,115
Denver, Urban Renewal Authority, Stapleton Project, Ser A-2, TA
0.180%, 12/06/12 (A)(B)	5,800	5,800

		17,815

Connecticut — 3.0%
Connecticut State, Housing Finance Authority, Ser B4, RB
0.160%, 12/06/12 (B)	12,680	12,680
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.150%, 12/06/12 (A)(B)	5,435	5,435

		18,115

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida — 2.2%
BB&T Municipal Trust, Ser 2042, COP, FSA
0.170%, 12/06/12 (B)	$5,965	$5,965
Duval County, Housing Finance Authority, Glades Apartment Project, RB
0.180%, 12/06/12 (A)(B)	100	100
Eclipse Funding Trust, Ser 2007- 0045, RB
0.210%, 12/01/12 (A)(B)	2,940	2,940
Florida State, Development Finance Authority, Center Court Properties Project, RB
0.200%, 12/06/12 (A)(B)	965	965
Florida State, Housing Finance Authority, Multi-Family Woodlands Project, RB
0.160%, 12/05/12 (A)(B)	1,400	1,400
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.170%, 12/06/12 (A)(B)	1,800	1,800

		13,170

Georgia — 2.6%
Cobb County, Development Authority, Mount Paran Christian School Project, RB
0.170%, 12/06/12 (A)(B)	2,200	2,200
Macon, Water Authority, Ser A, RB
0.170%, 12/06/12 (B)	1,700	1,700
Main Street Natural Gas, Ser A, RB
0.180%, 12/06/12 (B)	11,990	11,990

		15,890

Illinois — 9.5%
BB&T Municipal Trust, Ser 5001, RB
0.260%, 12/06/12 (A)(B)	2,885	2,885
Bloomington, GO
0.210%, 12/05/12 (B)	1,350	1,350
Central Lake County, Joint Action Water Agency, Merlots, Ser B18, RB, AMBAC
0.170%, 12/05/12 (B)	9,850	9,850
Chicago, Ser D, GO
0.100%, 12/01/12 (A)(B)	5,700	5,700
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.280%, 12/05/12 (A)(B)	800	800
Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.170%, 12/05/12 (A)(B)	700	700

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.170%, 12/05/12 (A)(B)	$6,100	$6,100
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.170%, 12/06/12 (B)	20,000	20,000
JPMorgan Chase Putters/Drivers Trust, Ser 3721, RB
0.280%, 12/06/12 (B)	1,515	1,515
JPMorgan Chase Putters/Drivers Trust, Ser 4048, RB
0.320%, 12/01/12 (A)(B)	7,340	7,340
Schaumburg Village, Ser A, GO
0.220%, 12/06/12 (B)	1,300	1,300

		57,540

Indiana — 6.3%
Eclipse Funding Trust, RB, FSA
0.120%, 12/01/12 (A)(B)	7,185	7,185
Indiana State, Development Finance Authority, Children’s Museum Project, RB
0.150%, 12/05/12 (B)	5,600	5,600
Indiana State, Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.219%, 12/06/12 (A)(B)	2,215	2,215
Indiana State, Finance Authority, Indiana University Health Systems Project, Ser C, RB
0.130%, 12/05/12 (A)(B)	5,000	5,000
Indiana State, Finance Authority, Midwestern Disaster Relief Project, RB
0.150%, 12/06/12 (A)(B)	4,000	4,000
Indiana State, Health & Educational Facilities, Finance Authority, Howard Regional Health Systems Project, Ser B, RB
0.230%, 12/01/12 (A)(B)	4,260	4,260
Indiana State, Industrial Development Finance Authority, Brebeuf Preparatory School Project, RB
0.280%, 12/06/12 (A)(B)	3,400	3,400
Indiana State, Industrial Development Finance Authority, Goodwill Industries Center Project, RB
0.220%, 12/06/12 (A)(B)	365	365

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Marshall County, Industrial Economic Development Authority, Culver Educational Foundation Project, RB
0.160%, 12/06/12 (A)(B)	$6,300	$6,300

		38,325

Iowa — 0.2%
Iowa State, Finance Authority, Morningside College Project, RB
0.210%, 12/01/12 (A)(B)	1,000	1,000

Kentucky — 2.1%
Boone County, Pollution Control Revenue Authority, Duke Energy Project, RB
0.160%, 12/05/12 (A)(B)	5,500	5,500
Middleton, Educational Buidling Improvement Authority, Christian Project, RB
0.230%, 12/06/12 (A)(B)	555	555
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.160%, 12/07/12 (A)(B)	7,000	7,000

		13,055

Massachusetts — 0.1%
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.130%, 12/06/12 (A)(B)	475	475

Michigan — 1.5%
Parchment, School District, Ser 2836, GO, FSA
0.250%, 05/01/13 (B)	1,835	1,835
University of Michigan, Ser B, RB
0.110%, 12/01/12 (B)	7,000	7,000

		8,835

Minnesota — 0.2%
Austin, Industrial Development Authority, Supervalu Project, RB
0.150%, 12/05/12 (A)(B)	1,325	1,325

Mississippi — 0.9%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser H, RB
0.080%, 12/01/12 (B)	5,250	5,250

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Missouri — 0.9%
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.220%, 12/06/12 (A)(B)	$1,080	$1,080
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.200%, 12/06/12 (A)(B)	1,200	1,200
St. Louis, Industrial Development Authority, Kingsburg Place Apartments Project, RB
0.230%, 12/06/12 (A)(B)	3,170	3,170

		5,450

Nebraska — 1.2%
Central Plains, Energy Project No. 2, RB
0.180%, 12/06/12 (B)	7,060	7,060

New Hampshire — 2.7%
New Hampshire State, Business Finance Authority, Monadnock Community Hospital Project, RB
0.210%, 12/01/12 (A)(B)	1,900	1,900
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.160%, 12/06/12 (A)(B)	2,445	2,445
New Hampshire State, Health & Education Facilities Authority, RB
0.180%, 12/06/12 (A)(B)	2,285	2,285
New Hampshire State, Health & Education Facilities Authority, Ser B, RB
0.200%, 12/01/12 (B)	10,000	10,000

		16,630

New Jersey — 2.1%
Borough of Dumont, BAN
1.200%, 06/27/13	1,525	1,527
Borough of North Haledon, BAN
1.500%, 03/28/13	3,302	3,309
Harmony Township, BAN
1.250%, 05/02/13	2,000	2,001
Hudson County, Improvement Authority, BAN
1.500%, 08/07/13	6,210	6,244

		13,081

New York — 11.8%
Forest City, New Rochelle Certificate Trust, RB
0.270%, 12/06/12 (A)(B)	6,630	6,630

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nassau County, Interim Finance Authority, Ser B, RB
0.150%, 12/05/12 (A)(B)	$18,000	$18,000
New York City, Housing Development Authority, Ser A, RB
0.180%, 12/06/12 (A)(B)	4,100	4,100
New York City, Municipal Water Finance Authority, Ser B2, RB
0.160%, 12/06/12 (B)	100	100
New York City, Ser J10, GO
0.150%, 12/06/12 (A)(B)	1,300	1,300
New York City, H1, GO
0.170%, 12/01/12 (A)(B)	17,380	17,380
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.160%, 12/06/12 (A)(B)	1,800	1,800
New York State, Housing Finance Agency, RB, FNMA
0.140%, 12/05/12 (B)	5,000	5,000
Rockland County, Industrial Development Agency, Shock Tech Project, RB
0.180%, 12/05/12 (A)(B)	325	325
Schenectady, BAN
1.200%, 05/17/13	15,000	15,014
St. Lawrence County, Industrial Development Agency, United Helpers Independent Leveraging Project, RB
0.260%, 12/05/12 (A)(B)	2,350	2,350

		71,999

North Carolina — 3.7%
Buncombe County, Metropolitan Sewerage District, Ser B, RB
0.170%, 12/06/12 (B)	5,000	5,000
North Carolina State, Medical Care Commission, Moses Cone Health System Project, Ser B, RB
0.150%, 12/01/12 (B)	15,000	15,000
North Carolina State, Medical Care Commission, RB
0.170%, 12/07/12 (A)(B)	2,680	2,680

		22,680

Ohio — 5.1%
American Municipal Power, GO
1.000%, 10/24/13	2,553	2,557
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.160%, 12/06/12 (A)(B)	8,100	8,100

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Green, Health Care Revenue Authority, Greater Akron-Canton Project, RB
0.230%, 12/06/12 (A)(B)	$770	$770
Hamilton County, Economic Development Authority, Saint Xavier School Project, RB
0.160%, 12/07/12 (A)(B)	7,205	7,205
Louisiana, Public Facilities Authority, RB
0.167%, 12/05/12 (B)	3,750	3,750
Montgomery County, Benjamin & Marian Project, Ser B, RB
0.219%, 12/06/12 (A)(B)	2,130	2,130
Ohio State University, Ser B, RB
0.160%, 12/05/12 (B)	1,125	1,125
Ohio State, Air Quality Development Authority, Ohio Valley Electric Project, Ser A, RB
0.150%, 12/06/12 (A)(B)	2,000	2,000
Saint Bernard, BAN
1.750%, 03/15/13	3,100	3,107

		30,744

Oregon — 1.0%
Oregon State, Veterans Welfare Services Authority, GO
0.170%, 12/05/12 (B)	5,965	5,965

Pennsylvania — 5.5%
Adams County, Industrial Development Authority, Brethren Home Community Project, RB
0.150%, 12/06/12 (A)(B)	15,420	15,420
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.220%, 12/06/12 (A)(B)	2,350	2,350
Allegheny County, Redevelopment Authority, Brentwood Town Square Project, Ser A, TA
0.230%, 12/06/12 (A)(B)	630	630
BB&T Municipal Trust, Ser 2061, RB, FSA
0.180%, 12/06/12 (B)	595	595
Hazleton, Industrial Development Authority, MMI Preparatory School Project, RB
0.170%, 12/06/12 (A)(B)	1,390	1,390
Pennsylvania State, Economic Development Financing Authority, RB
0.190%, 12/01/12 (A)(B)	13,230	13,230

		33,615

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico — 0.2%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser A, RB
0.140%, 12/05/12 (A)(B)	$1,000	$1,000

South Carolina — 2.4%
JPMorgan Chase Putters/Drivers Trust, Ser 4132, RB, AGM
0.220%, 12/06/12 (B)	10,000	10,000
Piedmont, Municipal Power Agency, Ser C, RB
0.150%, 12/06/12 (A)(B)	500	500
South Carolina State, Jobs-Economic Development Authority, RB
0.180%, 12/03/12 (A)(B)	4,305	4,305

		14,805

Tennessee — 1.9%
Municipal Energy Acquisition, Gas Revenue Putters, Ser 1579, RB
0.410%, 12/06/12 (A)(B)	11,430	11,430

Texas — 10.7%
Austin, Water & Wastewater System Revenue Authority, RB
0.180%, 12/06/12 (A)(B)	5,745	5,745
Gulf Coast, Waste Disposal Authority, Air Products Project, RB
0.170%, 12/05/12 (B)	5,900	5,900
Gulf Coast, Waste Disposal Authority, RB
0.170%, 12/03/12 (B)	4,900	4,900
Lower Neches Valley, Authority Industrial Development, RB
0.120%, 12/01/12 (B)	12,000	12,000
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser A, RB
0.180%, 12/01/12 (B)	9,100	9,100
RBC Municipal Products Trust, Ser E-18, RB
0.170%, 12/06/12 (A)(B)	17,000	17,000
Red River, Education Financing Revenue Authority, RB
0.180%, 12/05/12 (B)	9,400	9,400
Tom Green County, Health Facilities Development Authority, Universal Health Services Project, RB
0.230%, 12/05/12 (A)(B)	1,000	1,000

		65,045

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Utah — 1.3%
Lehi City, Electric Utility Revenue Authority, RB
0.210%, 12/06/12 (A)(B)	$1,005	$1,005
Wells Fargo Stage Trust, Ser 144C, RB, FHLMC
0.170%, 12/07/12 (B)	7,010	7,010

		8,015

Washington — 2.1%
Eclipse Funding Trust, RB
0.210%, 12/01/12 (A)(B)	2,000	2,000
Tacoma, Regional Water Supply System Authority, Merlots, Ser B05, RB, NATL
0.170%, 12/05/12 (B)	11,060	11,060

		13,060

Wisconsin — 1.9%
Milwaukee, Redevelopment Authority, Montessori Society School Project, RB
0.210%, 12/01/12 (A)(B)	725	725
Wisconsin State, Health & Educational Facilities Authority, Cedar Crest Project, RB
0.170%, 12/06/12 (A)(B)	7,370	7,370
Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.210%, 12/01/12 (A)(B)	3,500	3,500

		11,595

Multi-State — 5.6%
BB&T Municipal Trust, Ser 1007, RB
0.260%, 12/06/12 (A)(B)	1,160	1,160
BB&T Municipal Trust, Ser 1039, RB
0.260%, 12/06/12 (A)(B)	16,725	16,725
BB&T Municipal Trust, Ser 2008, RB
0.160%, 12/06/12 (A)(B)	9,995	9,995
BB&T Municipal Trust, Ser 2031, RB, AGM
0.150%, 12/06/12 (B)	700	700

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BB&T Municipal Trust, Ser 5000, RB
0.260%, 12/06/12 (A)(B)	$5,408	$5,408

		33,988

Total Municipal Bonds (Cost $596,887) ($ Thousands)		596,887

Total Investments — 98.2% (Cost $596,887) ($ Thousands)†		$596,887

Percentages are based on Net Assets of $607,984 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of November 30, 2012, all of the Fund’s investments are Level 2 in accordance with ASC 820.

During the period ended November 30, 2012 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.5%

Alabama — 2.4%
Columbia, Industrial Development Board, Alabama Power Project, Ser A, RB
0.130%, 12/01/12 (A)	$14,000	$14,000
Gadsden, Industrial Development Board, Alabama Power Project, RB
0.130%, 12/01/12 (A)	5,150	5,150
JPMorgan Chase Putters/Drivers Trust, Ser 3516, RB, AGM
0.200%, 12/06/12 (A)	5,000	5,000

		24,150

California — 8.3%
California State, Communities Development Authority, Putters, Ser 2680, RB
0.240%, 12/06/12 (A)(B)	11,100	11,100
JPMorgan Chase Putters/Drivers Trust, Ser 3584, RB
0.250%, 12/06/12 (A)	3,000	3,000
JPMorgan Chase Putters/Drivers Trust, Ser 3656Z, GO, NATL
0.270%, 12/06/12 (A)	3,500	3,500
Los Angeles County, Multi-Family Mortgage Project, RB, FHLMC
0.130%, 12/03/12 (A)	2,700	2,700
Palomar Pomerado, Health & Educational Facilities Authority, Ser 2234, GO, NATL
0.220%, 12/06/12 (A)	16,565	16,565
San Diego County, Museum of Art Project, COP
0.180%, 12/06/12 (A)(B)	1,200	1,200
San Diego, Housing Authority, Hillside Garden Apartment Project, Ser C, RB, FNMA
0.160%, 12/06/12 (A)	11,915	11,915
Sequoia, Union High School District, Ser 2160, GO, AGM
0.210%, 12/06/12 (A)	6,965	6,965
West Hills, Community College District, COP
0.160%, 12/05/12 (A)(B)	25,000	25,000

		81,945

Colorado — 3.3%
Colorado State, Educational & Cultural Facilities Authority, Capital Christian School Project, RB
0.140%, 12/06/12 (A)(B)	1,300	1,300

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado State, Educational & Cultural Facilities Authority, Ser 1557, RB, FGIC
0.270%, 12/06/12 (A)	$27,570	$27,570
Denver, Urban Renewal Authority, Stapleton Project, Ser A2, TA
0.180%, 12/06/12 (A)(B)	3,490	3,490

		32,360

Connecticut — 0.5%
Connecticut State, Housing Finance Authority, RB
0.160%, 12/06/12 (A)	3,140	3,140
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.150%, 12/06/12 (A)(B)	1,925	1,925

		5,065

Florida — 3.6%
BB&T Municipal Trust, Ser 2042, COP, FSA
0.160%, 12/06/12 (A)	12,000	12,000
Duval County, Housing Finance Authority, Glades Apartment Project, RB
0.180%, 12/06/12 (A)(B)	1,700	1,700
Eclipse Funding Trust, Ser 2007-0045, RB
0.120%, 12/01/12 (A)(B)	1,300	1,300
JPMorgan Chase Putters/Drivers Trust, Ser 3359, RB, NATL-RE, FGIC
0.200%, 12/06/12 (A)	4,590	4,590
Miami-Dade County, Industrial Development Authority, American Public Media Group Project, RB
0.210%, 12/01/12 (A)(B)	3,800	3,800
Palm Beach County, Pine Crest Prepatory Project, RB
0.150%, 12/06/12 (A)(B)	9,000	9,000
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.170%, 12/06/12 (A)(B)	2,975	2,975

		35,365

Georgia — 4.3%
Macon, Water Authority, Ser A, RB
0.170%, 12/06/12 (A)	1,625	1,625
Main Street Natural Gas, Ser A, RB
0.180%, 12/06/12 (A)	20,880	20,880
Paulding County, Hospital Authority, Ser B, RB
0.140%, 12/06/12 (A)(B)	6,875	6,875

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Private Colleges & Universities Authority, Emory University Project, Ser B1, RB
0.160%, 12/06/12 (A)	$12,800	$12,800

		42,180

Idaho — 0.1%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.270%, 12/06/12 (A)(B)	1,175	1,175

Illinois — 8.2%
BB&T Municipal Trust, Ser 5001, RB
0.260%, 12/06/12 (A)(B)	13,555	13,555
Chicago, GO
0.120%, 12/01/12 (A)(B)	13,600	13,600
Chicago, Ser D, GO
0.100%, 12/01/12 (A)(B)	5,900	5,900
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.180%, 12/05/12 (A)(B)	2,500	2,500
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.150%, 12/06/12 (A)	26,835	26,835
JPMorgan Chase Putters/Drivers Trust, Ser 3721, RB
0.280%, 12/06/12 (A)	4,760	4,760
Schaumburg, Park District, Ser B, GO
2.000%, 12/15/12	1,260	1,260
Village of Peoria Heights, Christian School Project, RB
0.229%, 12/06/12 (A)(B)	1,990	1,990
Wells Fargo Stage Trust, Ser 5C, GO, AMBAC
0.170%, 12/06/12 (A)	10,790	10,790

		81,190

Indiana — 4.9%
Fort Wayne, Industrial Economic Development Authority, St. Francis University Project, RB
0.170%, 12/06/12 (A)(B)	1,600	1,600
Indiana State, Development Finance Authority, Children’s Museum Project, RB
0.150%, 12/05/12 (A)	20,800	20,800
Indiana State, Development Finance Authority, Lutheran Project, RB
0.170%, 12/06/12 (A)(B)	3,435	3,435
Indiana State, Educational Facilities Finance Authority, Lutheran Child Project, RB
0.220%, 12/06/12 (A)(B)	4,200	4,200

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Finance Authority, Indiana University Health Systems Project, Ser C, RB
0.130%, 12/05/12 (A)(B)	$7,590	$7,590
Indiana State, Health & Educational Facilities, Finance Authority, Howard Regional Health Systems Project, Ser B, RB
0.230%, 12/01/12 (A)(B)	1,500	1,500
JPMorgan Chase Putters/Drivers Trust, Ser 3639Z, RB, AGM
0.200%, 12/06/12 (A)	1,625	1,625
St. Joseph County, Educational Facilities Revenue Authority, University of Notre Dame Project, RB
0.140%, 12/06/12 (A)	7,835	7,835

		48,585

Iowa — 1.1%
Iowa State, Higher Education Loan Authority, Private College Facilities, St. Ambrose Project, RB
0.200%, 12/01/12 (A)(B)	4,750	4,750
Iowa State, Higher Education Loan Authority, Private College Project, RB
0.200%, 12/01/12 (A)(B)	800	800
Iowa State, Higher Education Loan Authority, Private College, University Dubuque Project, RB
0.200%, 12/01/12 (A)(B)	400	400
Mason City, Industrial Development Authority, Supervalu Project, RB
0.150%, 12/05/12 (A)(B)	4,900	4,900

		10,850

Kansas — 0.2%
University of Kansas, Hospital Authority, Health Systems Project, RB
0.210%, 12/01/12 (A)(B)	1,850	1,850

Kentucky — 1.1%
Daviess County, Wendell Fosters Campus Project, RB
0.220%, 12/06/12 (A)(B)	2,010	2,010
JPMorgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.220%, 12/06/12 (A)	5,325	5,325

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Louisville/Jefferson County, Metropolitan Government, Louisville Presbyterian Project, RB
0.219%, 12/06/12 (A)(B)	$3,700	$3,700

		11,035

Louisiana — 3.9%
Calcasieu Parish, Public Trust Authority, Delta Equine Center Project, RB
0.180%, 12/06/12 (A)(B)	900	900
Louisiana State, Municipal Gas Purchasing & Distributing Authority, Ser 1411Q, RB
0.200%, 12/01/12 (A)(B)	6,105	6,105
Louisiana State, Public Facilities Authority, Air Products and Chemical Project, Ser A, RB
0.180%, 12/05/12 (A)	15,535	15,535
Louisiana State, Public Facilities Authority, Air Products and Chemical Project, Ser B, RB
0.170%, 12/05/12 (A)	15,600	15,600

		38,140

Maine — 0.5%
Ellsworth, BAN
1.500%, 12/12/12	4,599	4,600

Maryland — 0.5%
Maryland State, Stadium Authority, RB
0.160%, 12/29/12 (A)	5,000	5,000

Massachusetts — 0.9%
Massachusetts State, Central Artery Project, Ser B, GO
0.090%, 12/01/12 (A)	1,300	1,300
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.150%, 12/06/12 (A)(B)	5,320	5,320
Massachusetts State, Development Finance Agency, Marine Biological Lab Project, RB
0.170%, 12/06/12 (A)(B)	1,150	1,150
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.130%, 12/06/12 (A)(B)	1,425	1,425

		9,195

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan — 2.4%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.170%, 12/01/12 (A)	$900	$900
Michigan State, Housing Development Authority, Parks of Taylor Apartment Project, Ser A, RB, FNMA
0.180%, 12/06/12 (A)	2,700	2,700
Michigan State, Strategic Fund, Kalamazoo Christian School Project, RB
0.219%, 12/06/12 (A)(B)	3,300	3,300
University of Michigan, Ser A, RB
0.130%, 12/06/12 (A)	6,200	6,200
University of Michigan, Ser B, RB
0.110%, 12/01/12 (A)	10,655	10,655

		23,755

Minnesota — 1.8%
Blaine, Industrial Development Authority, Supervalu Project, RB
0.150%, 12/05/12 (A)(B)	2,255	2,255
Minnanoka, North Suburban Hospital District, Health Care Project, RB
0.190%, 12/05/12 (A)(B)	675	675
Minneapolis, Revenue Authority, Minnehaha Academy Project, RB
0.210%, 12/01/12 (A)(B)	5,859	5,859
Minneapolis, Revenue Authority, People Serving People Project, Ser A, RB
0.210%, 12/01/12 (A)(B)	730	730
Minnesota State, Higher Education Facilities Authority, Concordia University at St. Paul, Ser 6Q, RB
0.160%, 12/01/12 (A)(B)	5,000	5,000
Woodbury, Private Schools Facilities Authority, Saint Ambrose Project, RB
0.320%, 12/05/12 (A)(B)	3,500	3,500

		18,019

Mississippi — 2.0%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser H, RB
0.080%, 12/01/12 (A)	12,000	12,000
Mississippi State, Business Finance Commission, Chevron USA Project, Ser I, RB
0.120%, 12/01/12 (A)	5,000	5,000

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
0.550%, 12/01/12 (A)(B)	$2,500	$2,500

		19,500

Missouri — 0.6%
Kansas City, Industrial Development Authority, Ewing Marion Kaufman Foundation, RB
0.220%, 12/01/12 (A)	6,000	6,000
Missouri State, Health & Educational Facilities Authority, De Smet Jesuit High School Project, RB
0.210%, 12/01/12 (A)(B)	100	100
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.200%, 12/06/12 (A)(B)	100	100

		6,200

Nebraska — 2.5%
BB&T Municipal Trust, Ser 2060, RB
0.150%, 12/06/12 (A)	4,000	4,000
Central Plains, Energy Project No. 2, RB
0.180%, 12/06/12 (A)	17,515	17,515
Norfolk, Industrial Development Revenue Authority, Supervalu Project, RB
0.150%, 12/05/12 (A)(B)	2,800	2,800

		24,315

New Hampshire — 1.5%
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser A, RB
0.160%, 12/06/12 (A)(B)	10,200	10,200
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.160%, 12/06/12 (A)(B)	2,355	2,355
New Hampshire State, Health & Education Facilities Authority, RB
0.140%, 12/06/12 (A)(B)	2,500	2,500

		15,055

New Jersey — 2.6%
Borough of Dumont, BAN
1.200%, 06/27/13	2,500	2,504
Borough of Fair Haven, Board of Education, GO
1.000%, 09/23/13	2,218	2,220

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Harmony Township, BAN
1.250%, 05/02/13	$3,540	$3,542
Hudson County, Improvement Authority, BAN
1.500%, 08/07/13	10,550	10,607
Little Egg Harbor Township, BAN
1.250%, 02/08/13	4,296	4,297
New Jersey State, Economic Development Authority, Cooper Health Systems Project, Ser A, RB
0.150%, 12/06/12 (A)(B)	2,300	2,300

		25,470

New York — 4.8%
Albany, Industrial Development Agency, Research Foundation of the State University of New York Project, Ser A, RB
0.360%, 12/06/12 (A)	3,300	3,300
Forest City, New Rochelle Certificate Trust, RB
0.270%, 12/06/12 (A)(B)	1,705	1,705
Nassau County, Interim Finance Authority, Ser B, RB
0.150%, 12/05/12 (A)(B)	7,000	7,000
New York City, Industrial Development Agency, MSMC Realty Project, RB
0.150%, 12/05/12 (A)(B)	350	350
New York City, Municipal Water Finance Authority, Ser B2, RB
0.160%, 12/06/12 (A)	1,200	1,200
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.180%, 12/01/12 (A)	1,400	1,400
New York State, Dormitory Authority, Wagner College Project, RB
0.150%, 12/05/12 (A)(B)	6,285	6,285
New York State, Housing Finance Agency, RB, FNMA
0.180%, 12/05/12 (A)	1,800	1,800
Putnam County, Industrial Development Agency, United Cerebral Palsy Project, Ser A, RB
0.160%, 12/06/12 (A)(B)	2,700	2,700
Schenectady, BAN
1.200%, 05/17/13	22,102	22,122

		47,862

North Carolina — 6.1%
BB&T Municipal Trust, Ser 1021, RB
0.260%, 12/06/12 (A)(B)	5,505	5,505

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BB&T Municipal Trust, Ser 1037, RB
0.330%, 12/06/12 (A)(B)	$2,315	$2,315
Buncombe County, Metropolitan Sewerage District, Ser B, RB
0.180%, 12/06/12 (A)	14,145	14,145
Guilford County, Ser B, GO
0.160%, 12/06/12 (A)	4,900	4,900
North Carolina State, Medical Care Commission, Cape Fear Valley Health Systems Project, RB
0.170%, 12/05/12 (A)(B)	10,000	10,000
North Carolina State, Medical Care Commission, Moses Cone Health System Project, Ser B, RB
0.150%, 12/01/12 (A)	23,725	23,725
North Carolina State, Medical Care Commission, Sisters of Mercy Services Project, RB
0.160%, 12/06/12 (A)(B)	120	120

		60,710

Ohio — 2.1%
American Municipal Power, BAN
1.000%, 10/24/13	5,000	5,009
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.160%, 12/06/12 (A)(B)	5,765	5,765
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.220%, 12/06/12 (A)(B)	2,490	2,490
Hamilton County, Economic Development Authority, Saint Xavier School Project, RB
0.160%, 12/07/12 (A)(B)	2,400	2,400
Montgomery County, Benjamin & Marian Project, Ser B, RB
0.219%, 12/06/12 (A)(B)	2,400	2,400
Ohio State University, Ser B, RB
0.160%, 12/05/12 (A)	95	95
Summit County, Port Authority, Barberton YMCA Project, RB
0.220%, 12/05/12 (A)(B)	2,180	2,180

		20,339

Oregon — 0.8%
Oregon State, Veterans Welfare Services Authority, GO
0.170%, 12/05/12 (A)	7,500	7,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania — 6.5%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.170%, 12/06/12 (A)(B)	$900	$900
BB&T Municipal Trust, Ser 2061, RB, FSA
0.180%, 12/06/12 (A)	7,255	7,255
Delaware County, Industrial Development Authority, Resource Recovery Project, Ser G, RB
0.160%, 12/05/12 (A)	6,355	6,355
Hazleton, Industrial Development Authority, MMI Preparatory School Project, RB
0.170%, 12/06/12 (A)(B)	1,510	1,510
New Castle Area, Hospital Authority, Jameson Memorial Hospital Project, RB
0.170%, 12/06/12 (A)(B)	19,125	19,125
Northampton County, Higher Education Authority, Lehigh University Project, Ser A, RB
0.160%, 12/06/12 (A)	3,785	3,785
Pennsylvania State, Economic Development Financing Authority, RB
0.190%, 12/01/12 (A)(B)	7,085	7,085
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I-5, RB
0.170%, 12/06/12 (A)(B)	3,000	3,000
RBC Municipal Products Trust, Ser E16, RB
0.170%, 12/06/12 (A)(B)	9,800	9,800
RBC Municipal Products Trust, Ser E31, RB
0.170%, 12/06/12 (A)(B)	4,000	4,000
West Cornwall Township, Municipal Authority, Senior Living Facility, Lebanon Valley, RB
0.150%, 12/06/12 (A)(B)	1,820	1,820

		64,635

Puerto Rico — 1.2%
BB&T Municipal Trust, Ser 2034, RB
0.180%, 12/06/12 (A)(B)	12,075	12,075

South Carolina — 0.7%
JPMorgan Chase Putters/Drivers Trust, Ser 4132, RB, AGM
0.210%, 12/06/12 (A)	3,685	3,685

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Piedmont, Municipal Power Agency, Ser C, RB
0.150%, 12/06/12 (A)(B)	$3,600	$3,600

		7,285

South Dakota — 1.8%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.140%, 12/06/12 (A)	13,500	13,500
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.150%, 12/05/12 (A)(B)	3,900	3,900

		17,400

Tennessee — 2.5%
Blount County, Public Building Authority, Local Government Public Improvement Project, RB
0.180%, 12/05/12 (A)(B)	5,190	5,190
Municipal Energy Acquisition, Gas Revenue Putters, Ser 1579, RB
0.360%, 12/06/12 (A)(B)	20,000	20,000

		25,190

Texas — 7.1%
Austin, Water & Wastewater System Revenue Authority, RB
0.180%, 12/06/12 (A)(B)	19,065	19,065
Eclipse Funding Trust, Ser 2006-0071, GO
0.170%, 12/06/12 (A)(B)	3,900	3,900
Harris County, Health Facilities Development Authority, Ser 2, RB
0.140%, 12/01/12 (A)	1,000	1,000
Houston, Utility System Revenue Authority, RB
0.150%, 12/06/12 (A)(B)	2,800	2,800
McKinney, Independent School District, Floaters, Ser 26TP, GO
0.170%, 12/06/12 (A)	9,935	9,935
Port of Port Arthur, Navigation District, Motiva Enterprises Project, Ser A, RB
0.180%, 12/01/12 (A)	3,000	3,000
Red River, Education Financing Revenue Authority, Texas Christian University Project, RB
0.160%, 12/05/12 (A)	21,000	21,000
Texas State, Ser C, GO
0.150%, 12/05/12 (A)	7,500	7,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Travis County, Housing Finance Authority, Travis Station Apartments Project, Ser A, RB, FNMA
0.180%, 12/05/12 (A)	$2,175	$2,175

		70,375

Utah — 1.5%
Lehi City, Electric Utility Revenue Authority, RB
0.210%, 12/06/12 (A)(B)	4,295	4,295
Murray, IHC Health Services Project, Ser C, RB
0.180%, 12/06/12 (A)	10,150	10,150

		14,445

Vermont — 0.3%
Vermont State, Educational & Health Buildings Financing Agency, Porter Nursing Home Project, Ser A, RB
0.150%, 12/06/12 (A)(B)	3,475	3,475

Virginia — 1.2%
Chesterfield County, Economic Development Authority, Meadowville Technology Park Project, Ser A, RB
0.190%, 12/06/12 (A)	1,565	1,565
JPMorgan Chase Putters/Drivers Trust, Ser 4258, RB
0.150%, 12/01/12 (A)	4,955	4,955
JPMorgan Chase Putters/Drivers Trust, Ser 4259, RB
0.150%, 12/01/12 (A)	1,850	1,850
Russell County, Industrial Development Authority, Various Mountain States Health Alliance, Ser B, RB
0.170%, 12/05/12 (A)(B)	3,445	3,445

		11,815

Washington — 1.8%
Eclipse Funding Trust, RB
0.210%, 12/01/12 (A)(B)	10,440	10,440
Tacoma, Regional Water Supply System Authority, Merlots, Ser B05, RB, NATL
0.170%, 12/05/12 (A)	7,690	7,690

		18,130

West Virginia — 1.0%
Cabell County, Building Commission, Pressley Ridge Schools Project, RB
0.229%, 12/06/12 (A)(B)	1,125	1,125

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Charleston, Building Commission Parking Facilities Authority, Charleston Town Center Parking Project, Ser A, RB
0.290%, 12/06/12 (A)(B)	$4,945	$4,945
Parkersburg, Industrial Development Authority, B-H Association Project, RB
0.210%, 12/06/12 (A)(B)	3,500	3,500

		9,570

Wisconsin — 0.9%
Wisconsin State, Health & Educational Facilities Authority, Franciscan Sisters Project, Ser B, RB
0.150%, 12/06/12 (A)(B)	6,335	6,335
Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.210%, 12/01/12 (A)(B)	1,200	1,200
Wisconsin State, Public Power Authority, Putters, Ser 1232, RB, AMBAC
0.210%, 12/06/12 (A)	1,105	1,105

		8,640

Multi-State — 1.0%
BB&T Municipal Trust, Ser 1010, RB
0.210%, 12/06/12 (A)(B)	2,630	2,630
BB&T Municipal Trust, Ser 1039, RB
0.260%, 12/06/12 (A)(B)	5,085	5,085
BB&T Municipal Trust, Ser 2031, RB, AGM
0.150%, 12/06/12 (A)	1,000	1,000
BB&T Municipal Trust, Ser 2036, RB
0.170%, 12/06/12 (A)	700	700

		9,415

Total Municipal Bonds (Cost $973,860) ($ Thousands)		973,860

Total Investments — 98.5% (Cost $973,860) ($ Thousands)††		$973,860

Percentages are based on Net Assets of $988,745 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of November 30, 2012, all of the Fund’s investments are Level 2 in accordance with ASC 820.

During the period ended November 30, 2012 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.6%

Alabama — 1.3%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/18	$105	$125
5.000%, 06/01/19	1,385	1,680
5.000%, 06/01/20	720	880
Alabama State, Public School & College Authority, Capital Improvement Project, Ser B, RB
Callable 05/01/13 @ 103
5.000%, 05/01/14	5,000	5,246
Birmingham, Water Works Board, RB
5.000%, 01/01/21	1,000	1,222
Mobile, Industrial Development Board of Pollution, Barry Power Project, Ser B, RB
4.875%, 06/01/34 (A)	1,500	1,519
University of Alabama, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	2,160	2,770

		13,442

Alaska — 1.6%
Alaska State, Energy & Power Authority, Bradley Lake Project, Ser 4, RB, AGM
6.000%, 07/01/14	2,920	3,145
Alaska State, Housing Finance, Ser B, RB, NATL
Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,394
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	4,260
Valdez, Marine Terminal Revenue, BP Pipeline Project, Ser B, RB
5.000%, 01/01/21	1,705	2,103
Valdez, Marine Terminal Revenue, BP Pipeline Project, Ser C, RB
5.000%, 01/01/21	1,050	1,295

		16,197

Arizona — 3.4%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/21 @ 100
5.000%, 12/01/27	2,500	3,124

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 01/01/19 @ 100
5.000%, 01/01/25	$2,295	$2,768
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
Callable 01/01/17 @ 100
5.000%, 01/01/18	4,500	5,178
Arizona State, School Facilities Board School Improvements Project, RB
Callable 07/01/15 @ 100
5.000%, 07/01/16	1,670	1,858
Arizona State, Transportation Board, Maricopa County Regional Area Road Fund Project, RB
5.000%, 07/01/16	1,525	1,757
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 12/01/12 (A)	3,690	4,325
Phoenix, Civic Improvement Junior Lien, RB, NATL
Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,329
Phoenix, Civic Improvement Junior Lien, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	4,113
Pima County, Industrial Development Revenue, American Charter School Foundation Project, Ser A, RB
5.125%, 07/01/15	695	711
Pima County, Sewer System Authority, RB, AGM
Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,445
Salt Verde Financial, RB
5.250%, 12/01/24	1,330	1,587
Tuscon, Water System Revenue, Ser A, RB
5.000%, 07/01/18	4,000	4,836

		35,031

Arkansas — 0.4%
University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	2,007

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	$1,535	$2,007

		4,014

California — 12.8%
Bay Area Toll Authority, RB
5.000%, 04/01/22	2,500	3,211
California Statewide, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	4,102
California Statewide, Communities Development Authority, Inland Regional Center Project, RB
Callable 12/01/17 @ 100
5.250%, 12/01/27	1,625	1,768
California State, Department of Water Resources & Power, Ser L, RB
5.000%, 05/01/19	4,000	5,002
California State, Economic Recovery, Ser A, GO
Callable 07/01/19 @ 100
5.250%, 07/01/21	1,745	2,189
5.000%, 07/01/20	5,000	6,229
California State, GO
Callable 02/01/22 @ 100
5.000%, 02/01/31	580	692
California State, GO
Callable 10/01/19 @ 100
5.250%, 10/01/21	4,130	5,179
California State, GO
Callable 09/01/18 @ 100
5.000%, 09/01/28	3,100	3,670
California State, GO
Callable 04/01/13 @ 100
6.250%, 10/01/19	480	489
California State, GO
Callable 04/01/19 @ 100
5.500%, 04/01/21	5,000	6,309
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/28	1,750	2,163
California State, GO
5.000%, 10/01/18	3,000	3,664
5.000%, 02/01/20	2,000	2,496
5.000%, 09/01/22	625	798
California State, Health Facilities Financing Authority, Sutter Health Services Project, Ser B, RB
Callable 08/15/20 @ 100
5.250%, 08/15/23	1,535	1,879

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/21 @ 100
5.250%, 12/01/25	$4,185	$5,032
California State, Systemwide University Revenue Authority, Ser A, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	5,000	6,232
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 12/20/12 @ 100
5.000%, 06/01/20	1,000	1,002
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/01/18 @ 100
4.600%, 06/01/23	3,500	3,919
Imperial, Irrigation & Electric District, RB
Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,223
5.250%, 11/01/20	1,000	1,217
Lammersville, School District No. 2002, Mountain House Project, SAB
Callable 09/01/16 @ 100
5.125%, 09/01/35	1,000	1,003
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/21	375	455
5.000%, 03/01/22	625	753
5.000%, 09/01/22	570	690
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,582
Los Angeles, Department of Water Resources & Power, Ser A, RB
5.000%, 07/01/21	1,650	2,107
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/21	1,180	1,466
Los Angeles, Unified School District, Election 1997 Project, Ser F, GO, FGIC
Pre-Refunded @ 100
5.000%, 07/01/21 (B)	1,875	1,926
Los Angeles, Wastewater Authority, Sub-Ser A, RB
Callable 06/01/20 @ 100
5.000%, 06/01/22	2,025	2,507

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Los Angeles, Wastewater System Revenue Authority, Ser A, RB
5.000%, 06/01/18	$2,740	$3,343
Northern California, Power Agency, Hydroelectric Project No. 1, RB
Callable 07/01/22 @ 100
5.000%, 07/01/28	1,845	2,246
Roseville Westpark, Community Facilities District No. 1, SAB
Callable 03/01/13 @ 103
5.200%, 09/01/26	1,000	1,031
Sacramento County, Airport Systems Project, Sub-Ser D, RB
Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,560
San Diego, Public Facilities Financing Authority, Sub-Ser A, RB
Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,946
San Diego, Public Facilities Financing Authority, Ser A, RB
5.000%, 08/01/18	1,750	2,157
San Diego County, Water Authority, Ser B, RB
Callable 05/01/21 @ 100
5.000%, 05/01/28	2,500	3,056
San Francisco City & County, Airports Commission, AMT, RB
5.250%, 05/01/18	3,500	4,169
San Francisco City & County, Public Utilities Commission, Ser B, RB
Callable 11/01/19 @ 100
5.000%, 11/01/26	2,500	3,026
San Francisco City & County, Public Utilities Commission, Sub-Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/27	3,685	4,549
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/19	1,000	1,217
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 01/01/20 @ 100
5.000%, 07/01/22	3,050	3,709
Stockton, Unified School District, GO, AGM
5.000%, 07/01/22	1,220	1,447

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	$2,245	$2,631
University of California, Ser Q, RB
Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,789
Upland, San Antonio Community Hospital Project, COP
Callable 01/01/21 @ 100
6.000%, 01/01/26	3,265	3,942

		131,772

Colorado — 0.6%
Colorado State, Health Facilities Authority, Boulder Community Hospital Project, RB
5.000%, 10/01/16	3,000	3,342
Colorado State, Housing & Finance Authority, Single- Family Housing Program, Sub-Ser C, RB
Callable 01/04/13 @ 101
4.875%, 08/01/13	25	25
Denver City and County, Airport Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/19	2,500	3,163

		6,530

Connecticut — 0.7%
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
Callable 07/01/18 @ 100
5.000%, 07/01/25	3,500	4,270
Connecticut State, Transportation Infrastructure Authority, Second Lien, Ser 1, SAB
5.000%, 02/01/16	3,000	3,405

		7,675

Delaware — 0.5%
Delaware State, Transportation Authority, RB
5.000%, 07/01/18	2,500	3,071
Delaware State, Transportation Authority, Ser A, RB
5.000%, 07/01/17	2,000	2,388

		5,459

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida — 8.2%
Broward County, Airport System Revenue Authority, Ser L, RB, AMBAC
Pre-Refunded @ 100
5.000%, 10/01/14 (B)	$1,420	$1,540
Broward County, Airport System Revenue Authroity, Ser L, RB, AMBAC
Callable 10/01/14 @ 100
5.000%, 10/01/16	2,080	2,239
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/21	2,500	2,874
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	5,000	5,723
Citizens Property Insurance, Coastal Account, RB
5.000%, 06/01/19	2,000	2,370
Citizens Property Insurance, Secured High Risk Account, Ser A-1, RB
6.000%, 06/01/16	5,000	5,784
5.500%, 06/01/17	2,000	2,346
5.250%, 06/01/17	2,815	3,272
5.000%, 06/01/21	5,000	5,997
Clearwater, Water & Sewer Authority, Ser B, RB
5.000%, 12/01/15	2,580	2,867
Florida State, Board of Education, Ser D, GO
Callable 06/01/21 @ 100
5.000%, 06/01/24	3,550	4,422
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/20	1,500	1,906
Florida State, Higher Educational Facilities Financial Authority, University of Tampa Project, Ser A, RB
5.000%, 04/01/17	1,250	1,408
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/16	2,250	2,564
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	4,141
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	6,474

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Gulf Breeze, Miami Beach Local Government Project, Ser E, RB, FGIC
5.000%, 12/01/20	$1,465	$1,521
Hillsborough County, Revenue Capacity Assessment Authority, SAB, NATL-RE, FGIC
5.000%, 03/01/16	3,375	3,655
Hillsborough County, School Board Authority, COP, NATL
5.000%, 07/01/16	1,290	1,437
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	3,138
Lakeland, Energy System Revenue Authority, Ser B, RB, AGM
5.000%, 10/01/18	2,500	3,003
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB, AMBAC
Pre-Refunded @ 100
5.000%, 04/01/14 (B)	2,500	2,653
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,297
Miami-Dade County, Ser A, RB
Callable 10/01/22 @ 100
5.000%, 10/01/26	1,500	1,796
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,736
Orlando, Aviation Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/15	3,500	3,900
Tampa, Solid Waste Systems Authority, AMT, RB, AGM
5.000%, 10/01/15	1,500	1,663

		84,726

Georgia — 2.7%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Callable 11/01/19 @ 100
6.000%, 11/01/21	5,000	6,513
6.000%, 11/01/25	1,950	2,510
Georgia State, Private Colleges & Universities Authority, Emory University Project, Ser A, RB
5.000%, 09/01/16	2,500	2,909

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Georgia State, Private Colleges & Universities Authority, Mercer University Project, Ser A, RB
Callable 10/01/21 @ 100
5.250%, 10/01/27	$880	$1,030
Georgia State, Ser A, GO
Callable 07/01/22 @ 100
5.000%, 07/01/26	3,250	4,184
Georgia State, Ser A, GO
5.000%, 07/01/22	3,130	4,126
Gwinnett County, School District, GO
Pre-Refunded @ 100
5.000%, 02/01/18 (B)	3,080	3,751
Marietta, Development Authority, Life University Project, RB
Callable 06/15/18 @ 100
6.250%, 06/15/20	1,055	1,132
Richmond County, Board of Education, GO
5.000%, 10/01/17	1,600	1,920

		28,075

Guam — 0.1%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	750	842

Hawaii — 0.4%
Honolulu City & County, Board of Water Supply, Ser B, AMT, RB, NATL
5.000%, 07/01/15	1,000	1,099
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB
Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	3,039

		4,138

Idaho — 0.3%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/21	575	673
4.000%, 04/01/22	485	568
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/23	1,000	1,252
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/23	60	75

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Idaho State, Housing & Finance Association, Single-Family Mortgage Project, Ser C, AMT, RB
Callable 01/04/13 @ 100
5.600%, 01/01/21	$75	$75

		2,643

Illinois — 4.0%
Chicago, Airport Authority, O’Hare International Airport Project, Third Lien, Ser B, RB
5.000%, 01/01/17	2,500	2,878
Chicago, Metropolitan Water Reclamation District, Capital Improvement Project, Ser B, GO
Callable 12/01/21 @ 100
5.000%, 12/01/31	2,500	3,034
Chicago, Ser A, GO, AGM
Callable 01/01/15 @ 100
5.000%, 01/01/17	2,500	2,718
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	2,000	2,205
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/21 @ 100
5.000%, 10/01/30	1,000	1,223
Illinois State, GO
Callable 08/01/22 @ 100
5.000%, 08/01/24	1,150	1,333
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/16 @ 100
6.250%, 06/01/24	3,500	3,976
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,695	3,274
5.000%, 06/01/15	2,975	3,253
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
5.500%, 06/01/23	2,600	3,175
Illinois State, Regional Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 07/01/23	2,095	2,712
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,414

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Toll Highway Authority, Ser A1, RB
Callable 01/01/20 @ 100
5.000%, 01/01/25	$2,250	$2,641
Illinois State, Unemployment Insurance Issue, Ser B, RB
Callable 06/15/15 @ 100
5.000%, 06/15/19	3,250	3,613
Northern Illinois University, RB, AGM
5.000%, 04/01/17	1,285	1,434

		40,883

Indiana — 1.3%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/22 @ 100
5.000%, 02/01/29	1,000	1,115
Indiana State, Finance Authority, Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	3,000	3,415
Indiana University, Student Fee Project, Ser S, RB
Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,445
Indianapolis, Airport Authority, Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,168
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM
Callable 08/15/20 @ 100
5.000%, 08/15/23	3,315	3,958
Whiting, Environmental Facilities Revenue, BP Products North America Project, RB
5.000%, 01/01/16	525	590

		13,691

Iowa — 0.4%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	2,250	2,379
Iowa State, Finance Authority, State Revolving Fund, RB
Callable 08/01/21 @ 100
5.000%, 08/01/24	1,500	1,891

		4,270

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Kansas — 0.7%
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/22 @ 100
5.000%, 11/15/29	$4,000	$4,829
Wyandotte County, Kansas City Unified Government, Ser B, RB
6.616%, 06/01/21 (C)	3,315	2,272

		7,101

Louisiana — 0.4%
Louisiana State, Citizens Property Insurance, Ser C-2, RB, AGM
Callable 06/01/18 @ 100
6.750%, 06/01/26	3,600	4,403

Maryland — 2.5%
Maryland State, Department of Transportation, Port Administration Facilities Project, AMT, COP, AMBAC
5.250%, 06/15/14	1,335	1,418
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	1,990	2,193
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,661
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	3,226
Maryland State, GO
5.000%, 03/01/18	3,500	4,273
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB
Callable 07/01/22 @ 100
5.000%, 07/01/30	1,165	1,418
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	5,064

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Montgomery County, Public Improvement Project, Ser A, GO
Callable 07/01/19 @ 100
5.000%, 07/01/21	$5,000	$6,222

		25,475

Massachusetts — 4.1%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	2,750	3,615
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/22 @ 100
5.000%, 05/01/29	1,000	1,237
Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB
Callable 07/01/21 @ 100
5.000%, 07/01/26	2,000	2,418
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/20	2,765	3,229
Massachusetts State, Federal Highway Project, Ser A, GAN, AGM
5.000%, 12/15/14	5,000	5,465
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/14	2,395	2,555
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	2,190
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/22 @ 100
5.000%, 07/01/26	1,500	1,871
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 08/15/22	5,000	6,515
Massachusetts State, School Building Authority, Ser A, RB
Callable 08/15/22 @ 100
5.000%, 08/15/24	2,500	3,214
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	3,000	3,693

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Water Pollution Abatement Authority, Ser 1, RB
5.000%, 08/01/15	$2,770	$3,101
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/15	2,895	3,239

		42,342

Michigan — 2.9%
Detroit, Sewer Disposal Revenue Authority, Senior Lien, Ser C-1, RB
Callable 07/01/19 @ 100
6.500%, 07/01/24	4,000	4,948
Detroit, Water & Sewerage Department, Senior Lien, Ser A, RB
Callable 07/01/22 @ 100
5.250%, 07/01/26	1,500	1,754
Detroit, Water Supply System Revenue Authority, Senior Lien, Ser A, RB
Callable 07/01/21 @ 100
5.250%, 07/01/27	1,385	1,558
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/17	1,200	1,409
Michigan State, Finance Authority, School District Project, RB
5.000%, 06/01/17	1,000	1,113
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 07/01/18 @ 100
5.000%, 07/01/21	7,000	8,459
Michigan State, Ser A, GO
5.000%, 11/01/19	2,000	2,510
Michigan State, Strategic Fund, Dow Chemical Project, Ser B-2, RB
6.250%, 06/01/14	3,000	3,244
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser A, AMT, RB
5.000%, 12/01/16	2,500	2,852
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, AMT, RB, NATL-RE FGIC
Callable 12/01/17 @ 100
5.000%, 12/01/22	1,500	1,681

		29,528

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota — 2.5%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.375%, 11/15/23	$3,250	$3,947
Minnesota State, Municipal Power Agency, RB
Callable 10/01/15 @ 100
5.250%, 10/01/21	1,000	1,098
Minnesota State, Ser A, GO
5.000%, 08/01/20	2,000	2,576
Minnesota State, Tobacco Securitization Authority, Ser B, RB
5.250%, 03/01/31	1,085	1,222
5.000%, 03/01/21	495	581
5.000%, 03/01/22	4,275	5,004
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (A)	1,575	1,825
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/38 (A)	1,535	1,893
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,942
University of Minnesota, Ser A, RB
5.000%, 12/01/17	2,520	3,034

		26,122

Missouri — 0.9%
Missouri State, Highway & Transportation Commission, Second Lien, RB
Callable 05/01/17 @ 100
5.250%, 05/01/19	2,200	2,652
5.250%, 05/01/23	1,290	1,529
Missouri State, Joint Municipal Electric Utility Commission, Iatan 2 Project, Ser A, RB, AMBAC
5.000%, 01/01/15	2,000	2,158
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB
Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,943

		9,282

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nebraska — 0.9%
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/22 @ 100
5.000%, 01/01/29	$2,000	$2,434
Nebraska State, Public Power District, Ser C, RB
Callable 01/01/18 @ 100
5.000%, 01/01/25	1,500	1,751
Omaha, Public Power District, Ser B, RB
Callable 02/01/21 @ 100
5.000%, 02/01/27	4,015	4,921

		9,106

Nevada — 0.5%
Clark County, Airport Authority, Sub Lien, Ser C, RB, AGM
Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	3,323
Henderson, Local Improvement District No. T-18, SAB
Callable 03/01/13 @ 102
5.300%, 09/01/35	1,975	1,286

		4,609

New Jersey — 3.4%
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
4.875%, 09/15/19	1,085	1,118
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	1,450	1,652
New Jersey State, Economic Development Authority, RB
5.000%, 06/15/20	3,755	4,446
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser EE, RB
5.000%, 09/01/18	3,500	4,216
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15	3,110	3,506
New Jersey State, Equipment Lease & Purchase Project, Ser A, COP
5.000%, 06/15/14	2,500	2,649

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	$855	$1,022
5.000%, 07/01/25	315	373
New Jersey State, Ser N, GO, NATL-RE FGIC
5.500%, 07/15/18	5,000	6,243
New Jersey State, Tobacco Settlement Financing Authority, Ser 1-A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/18	2,180	2,489
New Jersey State, Tobacco Settlement Financing Authority, Ser 1-A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	1,910	1,718
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/21 @ 100
5.500%, 06/15/31	4,770	5,904

		35,336

New Mexico — 0.6%
Jicarilla, Apache Nation Reservation, Ser A, RB
5.000%, 09/01/13	1,035	1,060
New Mexico State, Severance Tax, Ser A, RB
5.000%, 07/01/15	4,270	4,757

		5,817

New York — 9.9%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.500%, 07/15/30	3,500	4,269
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,695
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/16	2,000	2,315

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York & New Jersey, Port Authority, 146th Street Construction Project, AMT, RB, AGM
Callable 12/01/16 @ 100
5.000%, 12/01/17	$5,000	$5,719
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 12/01/15 @ 100
6.500%, 12/01/28	3,500	3,910
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	2,325	3,030
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	2,750	3,285
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/22	315	343
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	2,000	2,098
New York City, Municipal Water Finance Authority, Ser B, RB, AGM
Callable 06/15/14 @ 100
5.000%, 06/15/15	3,000	3,217
New York City, Municipal Water Finance Authority, Ser B, RB, AMBAC
Callable 12/15/14 @ 100
5.000%, 06/15/21	785	857
New York City, Municipal Water Finance Authority, Ser B, RB, AMBAC
Pre-Refunded @ 100
5.000%, 12/15/14 (B)	600	657
New York City, Ser B, GO
5.000%, 08/01/17	2,000	2,374
New York City, Ser E, GO
Callable 08/01/19 @ 100
5.000%, 08/01/21	3,125	3,851
5.000%, 08/01/22	2,000	2,445
New York City, Ser F, GO
Callable 02/01/22 @ 100
5.000%, 08/01/28	2,500	3,061
New York City, Ser K, GO
Callable 08/01/15 @ 100
5.000%, 08/01/21	5,000	5,601
New York City, Ser A7, GO
Callable 01/01/13 @ 100
0.100%, 08/01/21 (A)(D)	600	600

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Ser G4, GO
Callable 12/04/12 @ 100
0.070%, 04/01/42 (A)(D)	$400	$400
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 05/01/17 @ 100
5.000%, 11/01/18	2,815	3,357
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/20	1,250	1,603
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 02/01/21 @ 100
5.000%, 02/01/23	2,500	3,139
5.000%, 02/01/24	2,250	2,813
New York City, Trust for Cultural Resources, Whitney Museum Project, RB
Callable 01/01/21 @ 100
5.000%, 07/01/21	1,320	1,600
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/18	2,530	3,030
New York State, Dormitory Authority, Memorial Sloan- Kettering Project, Ser 1, RB
Callable 01/01/22 @ 100
5.000%, 07/01/23	610	762
New York State, Dormitory Authority, Memorial Sloan- Kettering Project, Ser 1, RB
5.000%, 07/01/21	250	314
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Callable 05/01/21 @ 100
5.000%, 05/01/23	2,135	2,539
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,924
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/22 @ 100
5.000%, 05/15/23	970	1,220

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
Callable 06/15/18 @ 100
5.000%, 06/15/21	$1,580	$1,911
New York State, Environmental Facilities Authority, Ser A, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	3,000	3,858
New York State, Local Government Assistance, Ser 2003A, RB
5.000%, 04/01/17	2,000	2,370
5.000%, 04/01/18	5,000	6,104
New York State, Tobacco Settlement Authority, RB
Callable 06/01/13 @ 100
5.500%, 06/01/20	1,615	1,658
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 12/15/16	2,000	2,346
Niagara Area, Solid Waste Disposal Facility Authority, Covanta Energy Project, Ser B, RB
Callable 11/01/17 @ 100
4.000%, 11/01/24	1,250	1,262
Triborough, Bridge & Tunnel Authority, Ser A, RB
Callable 01/01/22 @ 100
5.000%, 01/01/23	2,500	3,169
Triborough, Bridge & Tunnel Authority, Ser B-3, RB
Callable 11/15/15 @ 100
5.000%, 11/15/38 (A)	2,250	2,495
Troy, Capital Resource, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,814

		102,015

North Carolina — 1.2%
Guilford County, Public Improvement Project, Ser A, GO
4.000%, 03/01/15	2,990	3,229
North Carolina State, Capital Improvement Project, Ser C, RB
Callable 05/01/21 @ 100
5.000%, 05/01/30	1,335	1,631

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Medical Care Commission, First Mortgage-Presbyterian Homes Project, RB
Callable 10/01/16 @ 100
5.500%, 10/01/31	$2,360	$2,425
North Carolina State, Ser C, GO
5.000%, 05/01/22	2,050	2,700
University of North Carolina at Chapel Hill, RB
Callable 12/01/17 @ 100
5.000%, 12/01/31	1,650	1,957

		11,942

Ohio — 2.7%
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/20	2,000	2,345
Kent State University, General Revenue Receipts, Ser B, RB, AGM
Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	3,034
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/20 @ 100
5.750%, 11/15/22	2,500	3,080
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	2,805	3,347
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser A, RB
5.700%, 02/01/14	1,665	1,741
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,841
Ohio State, Conservation Projects, Ser A, GO
5.000%, 09/01/15	1,985	2,227
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/18	1,000	1,271
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,419

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, Water Development Authority, Water Quality Project, Ser A, RB
Callable 12/01/19 @ 100
5.000%, 12/01/22	$3,595	$4,457

		27,762

Oklahoma — 0.8%
Tulsa County, Industrial Authority, Ser A, RB
5.000%, 05/15/15	7,500	8,261

Oregon — 0.8%
Oregon State, Department of Administrative Services, Ser A, RB
Callable 04/01/19 @ 100
5.250%, 04/01/26	3,000	3,626
Oregon State, Property Tax, Ser J, GO
Callable 05/01/21 @ 100
5.000%, 05/01/25	2,210	2,785
5.000%, 05/01/26	1,545	1,936

		8,347

Pennsylvania — 6.3%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	1,385	1,497
Allegheny County, Port Authority, RB
Callable 03/01/21 @ 100
5.000%, 03/01/25	2,200	2,600
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/22 @ 100
5.000%, 05/01/26	1,375	1,535
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB
Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,418
Butler County, Hospital Authority, Butler Health Systems Project, RB
Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,915
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,458

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB
Callable 04/15/16 @ 100
5.000%, 04/15/24	$1,025	$1,113
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,814
Monroeville, Finance Authority, RB
5.000%, 02/15/20	1,000	1,207
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB
Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	2,125
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 01/01/18 @ 100
5.000%, 07/01/21	2,960	3,552
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 07/01/17 @ 100
5.000%, 01/01/22	3,935	4,662
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,913
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	5,078
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/21 @ 100
5.250%, 05/01/24	2,680	3,226
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,120	3,922
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	5,000	6,043
Pennsylvania State, Turnpike Commission, Sub-Ser A, RB
5.000%, 12/01/17	1,000	1,174
Philadelphia, School District, Ser A, GO
5.000%, 06/01/14	4,315	4,593

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, School District, Ser E, GO
5.000%, 09/01/18	$1,785	$2,117
Philadelphia, Water & Sewer Authority, Ser A, RB
5.000%, 06/15/15	3,650	4,037
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,486

		64,485

Puerto Rico — 3.7%
Puerto Rico Commonwealth, Electric Power Authority, Ser TT, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	2,500	2,732
Puerto Rico Commonwealth, Government Development Bank, RB, NATL
Callable 06/01/13 @ 101
4.750%, 12/01/15	3,035	3,121
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser M, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	4,120	4,399
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding for Modernization, Ser 2008, RB
5.500%, 12/01/15	4,370	4,834
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/22 (B)	4,725	4,860
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/16 (B)	1,235	1,443
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	2,200	2,351
Puerto Rico Commonwealth, Sales Tax Financing, Ser C, RB
Callable 08/01/21 @ 100
5.000%, 08/01/22	910	1,112

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/23	$6,500	$7,520
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB
Callable 02/01/14 @ 100
6.125%, 08/01/29	1,455	1,528
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB
Pre-Refunded @ 100
6.125%, 02/01/14 (B)	45	48
Puerto Rico Commonwealth, Sales Tax Financing, Ser C, RB
Callable 08/01/20 @ 100
6.500%, 08/01/35	3,500	4,223

		38,171

Rhode Island — 0.6%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/22	5,000	6,533

South Carolina — 0.9%
Charleston County, Educational Excellence Finance Authority, Charleston School District Project, RB
Callable 12/01/14 @ 100
5.000%, 12/01/16	3,000	3,265
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16 (E)	1,020	1,203
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16	800	926
South Carolina State, Ser A, GO
5.000%, 06/01/20	3,380	4,342

		9,736

Tennessee — 0.4%
Memphis, Electric Systems Revenue Authority, Ser 2010, RB
5.000%, 12/01/17	1,730	2,083
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/21 @ 100
5.000%, 07/01/24	1,890	2,254

		4,337

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas — 8.3%
Aldine, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.000%, 02/15/22	$3,805	$4,546
Conroe, Independent School District, GO
Callable 02/15/20 @ 100
5.000%, 02/15/26	2,085	2,563
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM
Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,218
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,995
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB
Callable 11/01/16 @ 100
5.000%, 11/01/23	300	345
Fort Worth, Independent School District, GO
5.000%, 02/15/15	2,000	2,198
Harris County, Metropolitan Transit Authority, Ser A, RB
Callable 11/01/21 @ 100
5.000%, 11/01/27	2,500	3,063
5.000%, 11/01/29	3,160	3,844
Houston, Hotel Occupancy Tax & Special Revenue Authority, Convention & Entertainment Project, Ser B, RB, AMBAC
9.205%, 09/01/15 (C)	5,500	5,211
Houston, Public Improvement Project, Ser A, GO
Callable 03/01/18 @ 100
5.250%, 03/01/28	4,915	5,813
Houston, Utility Systems Revenue Authority, First Lien, Ser D, RB
Callable 11/15/21 @ 100
5.000%, 11/15/29	3,000	3,698
Katy, Independent School District, School Building Project, Ser A, GO
5.000%, 02/15/19	3,470	4,302
Lower Colorado, River Authority, Transmission Services Project, RB, BHAC
Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,387

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Central Texas, Health Facility Development Authority, Children’s Medical Center Dallas Project, RB
5.000%, 08/15/17	$1,315	$1,537
North East, Independent School District, School Building Project, Ser A, GO
5.000%, 08/01/16	2,000	2,312
North East, Independent School District, School Building Project, Ser A, GO
Callable 08/01/17 @ 100
5.000%, 08/01/21	2,000	2,399
5.000%, 08/01/23	5,000	5,955
North Texas, Thruway Authority, First Tier, Ser A, RB
Callable 01/01/18 @ 100
6.000%, 01/01/24	245	291
North Texas, Thruway Authority, First Tier, Ser E3, RB
5.750%, 01/01/38 (A)	3,085	3,515
Pasadena, Independent School District, School Building Project, GO
5.000%, 02/15/16	1,000	1,139
San Antonio, Electric & Gas Authority, Ser A, RB
5.000%, 02/01/14	15	16
Texas A&M University, RB
Callable 07/01/13 @ 100
5.250%, 07/01/16	2,250	2,312
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,741
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/19	2,500	3,129
Texas State, Municipal Power Agency, RB, NATL
5.896%, 09/01/16 (C)(E)	25	24
Texas State, Private Activity Bond, Surface Transportation, RB
Callable 06/30/20 @ 100
7.500%, 06/30/33	1,750	2,272
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, RB
Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,857
Texas State, Transportation Commission Authority, First Tier, Ser A, RB
Callable 04/01/16 @ 100
5.000%, 04/01/17	3,000	3,426

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO
Callable 04/01/17 @ 100
5.000%, 04/01/22	$1,600	$1,899
University of Houston, Ser A, RB
5.000%, 02/15/21	3,500	4,463

		85,470

Utah — 0.3%
Utah State, Intermountain Power Agency, Ser A, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/19	2,500	2,915

Vermont — 0.0%
Vermont State, Housing Finance Agency, Single-Family Housing Project, Ser 23, AMT, RB, AGM
Callable 11/01/14 @ 100
5.000%, 05/01/34	15	15

Virginia — 1.7%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,150
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 04/01/18	1,630	1,997
Norfolk, Water Revenue Authority, RB
5.000%, 11/01/18	1,340	1,648
University of Virginia, Ser B, RB
Callable 06/01/13 @ 100
5.000%, 06/01/20	240	245
5.000%, 06/01/21	240	245
Virginia State, College Building Authority, 21st Century College & Equipment Programs Project, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	2,000	2,528
Virginia State, Housing Development Authority, Ser A-3, AMT, RB
4.400%, 01/01/14	1,950	1,981
4.300%, 07/01/13	1,875	1,893
Virginia State, Ser A, GO
4.000%, 06/01/15	3,000	3,268

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Virginia State, Ser B, GO
Callable 06/01/18 @ 100
5.000%, 06/01/22	$2,000	$2,396

		17,351

Washington — 2.3%
FYI Properties, Washington State Disposal Project, RB
5.000%, 06/01/15	4,015	4,401
Port of Seattle, Ser A, RB
Callable 08/01/22 @ 100
5.000%, 08/01/28	2,500	3,052
Port of Seattle, AMT, GO
Callable 06/01/21 @ 100
5.250%, 12/01/21	1,000	1,253
Seattle, Municipal Light & Power Revenue Authority, Improvement Project, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	2,685	3,339
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.500%, 07/01/15	2,000	2,256
5.000%, 07/01/20	5,000	6,375
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser C, RB
5.000%, 07/01/15	2,250	2,510

		23,186

Wisconsin — 0.4%
Wisconsin State, Public Finance Authority, Airport Facilities Project, AMT, RB
5.000%, 07/01/22	1,665	1,807
Wisconsin State, Ser 1, GO
4.000%, 05/01/15	2,500	2,709

		4,516

Wyoming — 0.2%
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	1,440	1,530

Total Municipal Bonds (Cost $923,033) ($ Thousands)		1,015,081

Description	Face Amount ($ Thousands)/Shares	Value ($Thousands)

TAX EXEMPT CORPORATE BOND — 0.5%

California — 0.5%
San Manuel Entertainment
Callable 12/01/13 @ 102
4.500%, 12/01/16	$4,800	$4,993

Total Tax Exempt Corporate Bond (Cost $4,756) ($ Thousands)		4,993

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(F)	342,356	342

Total Cash Equivalent (Cost $342) ($ Thousands)		342

Total Investments — 99.1% (Cost $928,131) ($ Thousands)††		$1,020,416

Percentages are based on Net Assets of $1,029,755 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Zero coupon security. The rate shown on the Schedule of Investments represents the security’s effective yield at the time of purchase.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Security is escrowed to maturity.

(F)	Rate shown is the 7-day effective yield as of November 30, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BHAC — Berkshire Hathaway Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

††	At November 30, 2012, the tax basis cost of the Fund’s investments was $928,070 ($ Thousands), and the unrealized appreciation and depreciation were $93,027 ($ Thousands) and $(681) ($ Thousands), respectively.

15	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2012

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,015,081	$—	$1,015,081
Tax Exempt Corporate Bond	—	4,993	—	4,993
Cash Equivalent	342	—	—	342

Total Investments in Securities	$342	$1,020,074	$—	$1,020,416

Amounts designated as “—” are $0.

During the period ended November 30, 2012, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

16	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.1%

Alabama — 2.3%
Alabama State, 21st Century Authority, Tobacco Settlement, Ser A, RB
3.000%, 06/01/14	$1,500	$1,559
Alabama State, Special Care Facilities Financing Authority, Ser A-1, RB
1.500%, 10/01/27 (A)	4,785	4,862
Alabama State, Special Care Facilities Financing Authority, Ser A-2, RB
1.500%, 10/01/27 (A)	1,010	1,026
Chatom, Industrial Development Board Revenue Authority, Powersouth Energy Cooperative Project, Ser A, RB
Callable 05/15/13 @ 100
0.550%, 11/15/38 (A)	2,000	2,000
Chatom, Industrial Development Board Revenue Authority, RB
Callable 02/01/13 @ 100
0.600%, 08/01/37 (A)	1,500	1,500
Columbia, Industrial Development Board, Ser A, RB
Callable 12/04/12 @ 100
0.130%, 05/01/22 (A)	3,800	3,800
Mobile, Airport Authority, RB
5.500%, 10/01/15	1,215	1,306
Mobile, Industrial Development Board, Alabama Power, Barry Plant Project, RB
0.750%, 07/15/34 (A)	1,500	1,500
Pell City, Special Care Facilities Authority, RB
4.000%, 12/01/14	1,675	1,759

		19,312

Arizona — 1.0%
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/13 @ 100
1.160%, 02/01/42 (A)	960	952
Navajo County, Pollution Control, Ser C, RB
5.500%, 06/01/34 (A)	1,150	1,227
Pima County, Unified School District No. 6 Marana, GO, AGM
5.000%, 07/01/13	2,150	2,208
Scottsdale, Industrial Development Authority, Scottsdale Healthcare Project, Ser F, RB, AGM
0.480%, 09/01/45 (A)	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

University Medical Center, Hospital Revenue Authority, RB
5.250%, 07/01/13	$750	$771
5.250%, 07/01/14	1,000	1,071
Yavapai County, Industrial Development Authority, Northern Arizona Health Care Systems Project, RB
3.000%, 10/01/13	750	763

		7,992

Arkansas — 0.2%
Fort Smith, Sales and Use Tax, Ser 2008, RB
3.875%, 09/01/13	350	359
North Little Rock, Electric System Revenue Authority, Ser A, RB, NATL
6.500%, 07/01/15 (B)	860	935

		1,294

California — 8.5%
California State, Communities Development Authority Insured Health Facility Catholic Project, Ser E, RB, AGM
0.450%, 07/01/40 (A)	2,000	2,000
California State, Educational Facilities Authority, Loyola Marymount University Project, RB
4.000%, 10/01/13	1,330	1,368
California State, Infrastructure & Economic Development Bank, J. Paul Getty Trust, RB
Callable 12/04/12 @ 100
0.660%, 04/01/38 (A)	1,000	1,003
California State, School Cash Reserve Program Authority, Ser Y, RB
2.000%, 01/31/13	1,500	1,504
California State, Ser A, GO
Callable 11/01/14 @ 100
0.840%, 05/01/33 (A)	2,000	2,003
College of the Sequoias, Tulare Area Improvement District No. 3, GO
3.000%, 09/01/13	3,945	4,017
1.732%, 09/01/13 (C)	1,000	994
Fontana, Unified School District, BAN
4.290%, 12/01/12 (C)	3,000	3,000
4.000%, 12/01/12	5,300	5,300
Gilroy, Unified School District, BAN
3.634%, 04/01/13 (C)	2,000	1,997
Gilroy, Unified School District, BAN
5.000%, 04/01/13	3,965	4,024

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

5.000%, 04/01/13 (B)	$400	$406
Imperial, Community College District, GO
3.692%, 08/01/14 (C)	6,345	6,139
Inglewood, Public Financing Authority, RB
5.000%, 08/01/15	1,645	1,724
4.000%, 08/01/14	1,050	1,070
Inland Valley, Development Agency, Ser C, TA
4.500%, 03/01/41 (A)	1,000	1,063
Kern County, Capital Improvement Projects, Ser A, COP
5.000%, 11/01/13	1,605	1,670
Long Beach, Community College District, Ser A, GO
9.850%, 01/15/13	20,000	20,215
Los Angeles, Regional Airports Improvement, LAX Fuel Project, AMT, RB
2.000%, 01/01/13	1,035	1,036
Los Angeles, Regional Airports Improvement, LAX International Airport Project, RB
0.530%, 12/01/15 (A)(D)	1,250	1,250
Moreland, School District, Ser A, GO
3.427%, 07/01/16 (C)	8,500	7,858
Stockton, Unified School District, COP, AMBAC
5.000%, 02/01/13	750	753

		70,394

Colorado — 1.5%
Colorado Springs, Utilities System Revenue Authority, Ser B, RB
Callable 12/04/12 @ 100
0.370%, 11/01/36 (A)	1,050	1,050
Denver City & County, Airport System Revenue Authority, Ser C, RB
4.000%, 11/15/14	7,400	7,914
3.000%, 11/15/14	2,650	2,783
Grand Elk Ranch, General Improvement District, GO
Pre-Refunded @ 100
7.000%, 12/01/12 (E)	1,000	1,000

		12,747

Connecticut — 2.3%
Capitol Region, Education Council, BAN
2.000%, 03/07/13	15,000	15,015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut State, Health & Educational Facility Authority, State Supported Child Care Project, RB
3.000%, 07/01/13	$1,090	$1,106
Connecticut State, Housing Finance Authority, Ser A, RB
1.250%, 05/15/16	1,000	1,007
0.950%, 05/15/15	1,000	1,004
Hamden, Ser B, BAN
2.000%, 08/22/13	1,000	1,010

		19,142

District of Columbia — 1.3%
District of Columbia, Income Tax Revenue Authority, Ser B, RB
Callable 06/01/15 @ 100
0.760%, 12/01/15 (A)	2,860	2,866
District of Columbia, Income Tax Revenue Authority, Ser B, RB
Callable 06/01/13 @ 100
0.460%, 12/01/13 (A)	1,000	1,000
JPMorgan Chase Putters/Drivers Trust, Ser 4198, GO
0.150%, 06/01/16 (A)	6,900	6,900

		10,766

Florida — 7.0%
Citizens Property Insurance, Senior Secured Coastal Notes, Ser A-3 RB, AGM
1.810%, 06/01/14 (A)	1,500	1,521
Collier County, School Board, COP, AGM
6.250%, 02/15/13	7,945	8,036
Florida Municipal Loan Council, RB
4.000%, 05/01/17	1,000	1,114
Florida State, Municipal Loan Council, Design Building Finance Project, RB
1.750%, 08/15/16	8,670	8,673
Gulf Breeze, Local Government Loan, Ser FG&H, RB
Callable 05/01/13 @ 101
1.000%, 12/01/13 (B)	4,000	4,000
JPMorgan Chase Putters/Drivers Trust, Ser 4009Z, COP, AGM
0.300%, 11/01/16 (A)	5,675	5,675
JPMorgan Chase Putters/Drivers Trust, Ser 4250Z, RB
0.250%, 07/01/20 (A)	1,500	1,500
Lake County, School Board, Ser B, COP, AMBAC
Callable 06/01/16 @ 100
5.000%, 06/01/19	3,000	3,269
Manatee County, RB
3.000%, 04/01/13	1,000	1,008

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Martin County, Improvement Revenue Authority, RB, AMBAC
5.250%, 10/01/14	$1,285	$1,368
Miami-Dade County, Capital Asset Acquisition, Ser E, RB
4.250%, 04/01/14	1,455	1,523
Miami-Dade County, Public Improvement Project, RB, AGM
5.000%, 10/01/14	3,250	3,504
4.000%, 10/01/15	3,390	3,638
Orange County, School Board, Ser A, COP
5.000%, 08/01/13	500	515
5.000%, 08/01/14	7,500	8,039
Osceola County, GO, AGM
4.000%, 10/01/14	1,090	1,148
RBC Municipal Products Trust, Ser O-22, RB
0.210%, 02/15/16 (A)	1,000	1,000
Saint Lucie County, School Board, Master Lease Program, Ser A, COP
3.500%, 07/01/14	2,000	2,092
Saint Petersburg, Health Facilities Authority, Ser B, RB, AMBAC
0.440%, 11/15/34 (A)	700	700

		58,323

Georgia — 3.2%
Appling County, Development Authority, Oglethorpe Power Hatch Project, Ser A, RB
2.500%, 01/01/38 (A)	1,000	1,004
Atlanta, Airport Revenue Authority, Ser A, RB
5.000%, 01/01/15	1,000	1,092
Bulloch County, Development Authority, Georgia Southern University Housing Foundation Project, RB, AGM
4.000%, 07/01/18	595	665
Burke County, Development Authority, Oglethorpe Power Vogtle Project, Ser G, RB
0.900%, 01/01/39 (A)	1,500	1,501
Floyd County, Development Authority, RB
0.850%, 07/01/22 (A)	5,000	5,007
Fulton County, Development Authority, Robert Woodruff Project, Ser B, RB
5.000%, 03/15/16	2,235	2,478
Fulton County, Development Authority, Robert Woodruff Project, Ser B, RB
Callable 03/15/19 @ 100
5.250%, 03/15/24	3,200	3,700

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Georgia State, Municipal Electric Authority, Ser B, RB
5.000%, 01/01/18	$3,000	$3,587
Georgia State, Private Colleges & Universities Authority, Mercer University Project, Ser A, RB
4.000%, 10/01/14	1,170	1,238
Georgia State, Ser G, GO
Callable 12/10/12 @ 100
0.560%, 12/01/26 (A)	3,000	3,000
Main Street Natural Gas, Ser B, RB
5.000%, 03/15/14	1,000	1,054
5.000%, 03/15/15	935	1,020
Monroe County, Development Authority, Oglethorpe Power, Scherer Project, RB
0.900%, 01/01/39 (A)	1,500	1,501

		26,847

Illinois — 7.4%
Chicago, Board of Education, Ser C-1, GO
Callable 09/01/15 @ 100
1.110%, 03/01/32 (A)	2,000	2,003
Chicago, Ser D, GO
Callable 12/04/12 @ 100
0.100%, 01/01/40 (A)(D)	5,300	5,300
Chicago, Transit Authority, RB, AGM
5.000%, 06/01/13	1,000	1,021
Cook County, Township High School District No. 201 J Sterling Morton, Ser B, GO, AGM
3.582%, 12/01/16 (C)	295	260
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AGM
3.936%, 12/01/17 (C)	3,250	2,725
3.362%, 12/01/15 (C)	495	449
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AMBAC
3.207%, 12/01/14 (C)	5,500	5,165
DuPage County, Water Commission, Ser 2003, RB, AMBAC
5.250%, 05/01/13	11,395	11,609
Grundy County, School District No. 54 Morris, GO
1.250%, 12/01/12	1,895	1,895
Illinois State, Finance Authority, Art Institute of Chicago Project, RB
Pre-Refunded @ 100
4.100%, 03/01/34 (A)(E)	4,500	4,542

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Finance Authority, Hospital Sisters Services Project, Ser C, RB
5.000%, 08/15/15	$2,145	$2,376
3.000%, 08/15/14	2,840	2,948
Illinois State, Ser A, GO
5.000%, 03/01/13	1,200	1,213
Illinois State, Unemployment Insurance Project, Ser A, RB
3.000%, 12/15/13	1,750	1,800
Illinois State, Unemployment Insurance Project, Ser B, RB
Callable 06/15/14 @ 100
4.000%, 06/15/20	5,000	5,267
Kane & Kendall Counties, Community College District No. 516, Ser E, GO, NATL-RE FGIC
Callable 12/15/13 @ 55
5.065%, 12/15/25 (C)	3,750	2,005
Kendall, Kane & Will Counties, Community Unit School District No. 308, GO, NATL-RE, FGIC
0.824%, 10/01/13 (C)	1,785	1,775
McHenry & Kane Counties, Community Consolidated School District No. 158 Huntley, GO, NATL
3.155%, 01/01/14 (C)	4,910	4,783
Peoria County, GO
0.260%, 12/15/18 (A)	1,200	1,200
University of Illinois, Ser B, COP, AGM
5.000%, 10/01/16	1,350	1,546
Western Illinois University, Auxiliary Facilities Systems Project, RB
4.000%, 04/01/15	600	635
3.000%, 04/01/13	1,000	1,008

		61,525

Indiana — 2.1%
Eclipse Funding Trust, RB, FSA
Callable 07/15/17 @ 100
0.120%, 07/15/26 (A)(D)	2,600	2,600
Indiana State, Finance Authority, Community Foundation of Northwest Indiana, RB
4.000%, 03/01/15	500	533
Indiana State, Finance Authority, RB
Callable 03/15/14 @ 100
0.650%, 02/01/35 (A)	4,000	4,001
Indiana State, Health Facility Financing Authority, Ascension Health Credit Project, Ser A-5, RB
5.000%, 11/01/27 (A)	1,000	1,029

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Health Facility Financing Authority Ascension Health Credit Project, Ser A-4, RB
1.500%, 10/01/27 (A)	$5,195	$5,278
IPS, Multi-School Building, First Mortgage, Ser B, RB
4.000%, 07/15/13	1,800	1,839
St. Joseph County, Airport Authority District, AMT, GO
3.500%, 07/01/15	345	361
St. Joseph County, Redevelopment District, TA
3.000%, 01/15/14	1,990	2,022

		17,663

Iowa — 0.5%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	500	529
Iowa State, Higher Education Loan Authority, Private Education Working Capital Project, RB
6.000%, 05/16/13	1,500	1,509
4.300%, 05/16/13	500	503
3.000%, 05/16/13	1,600	1,612

		4,153

Kansas — 0.9%
Kansas State, Development Finance Authority, Sisters of Charity of Leavenworth Health System Project, Ser A, RB
2.500%, 01/01/13	1,265	1,267
Kansas State, Independent College Finance Authority, Bethel College Project, Ser A, RB
5.000%, 05/01/13	1,000	1,003
Kansas State, Independent College Finance Authority, Ottawa University Project, Ser C, RB
5.500%, 05/01/13	1,000	1,002
Olathe, Health Facilities Revenue, Olathe Medical Center Project, Ser B, RB
Callable 03/01/16 @ 100
2.000%, 09/01/37 (A)	4,000	4,026

		7,298

Kentucky — 0.5%
Lexington-Fayette Urban County, Richmond Place Associates LP Project, RB
1.200%, 04/01/15 (A)(D)	4,005	4,005

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Louisiana — 1.7%
East Baton Rouge, Sewerage Commission, Ser A, RB
Callable 02/01/14 @ 100
0.949%, 02/01/46 (A)	$1,000	$1,001
Jefferson Parish, School Board, RB
2.000%, 03/01/14	1,000	1,017
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Ascension Construction No. 1, RB, AMBAC
5.000%, 12/01/12	1,295	1,295
Louisiana State, Municipal Gas Purchasing & Distributing Authority, Ser 1411Q, RB
0.200%, 08/01/16 (A)(D)	1,000	1,000
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser B-1, RB
1.875%, 10/01/40 (A)	1,000	1,009
Louisiana State, Ser B, GO
Callable 02/01/13 @ 100
0.949%, 07/15/14 (A)	1,200	1,203
New Orleans, GO
2.000%, 12/01/12	750	750
Saint Tammany Parish, Hospital Service District No. 1, Tammany Parish Hospital Project, RB
3.000%, 07/01/14	2,450	2,522
St. James Parish, Nucor Steel LLC Project, Ser B1, RB
Callable 12/04/12 @ 100
0.440%, 11/01/40 (A)	4,500	4,500

		14,297

Maine — 0.1%
Maine State, Health & Higher Educational Facilities Authority, Ser D, RB, NATL
5.000%, 07/01/13	1,140	1,168

Maryland — 0.5%
Maryland State, Economic Development, University of Maryland, College Park Project, RB
5.000%, 07/01/13	2,015	2,054
Maryland State, Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center Project, RB
3.000%, 07/01/13	1,000	1,013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland State, Community Development Administration, Ser B, RB
1.110%, 03/01/36 (A)	$1,000	$1,006

		4,073

Massachusetts — 1.6%
Massachusetts State, Educational Financing Authority, Ser A, RB
2.250%, 01/01/13	830	831
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser T-3, RB
2.700%, 10/01/37 (A)	7,500	7,669
Massachusetts State, Municipal Wholesale Electric Project No.6, Ser A, RB
5.000%, 07/01/13	2,500	2,565
Massachusetts State, Ser A, GO
Callable 08/01/15 @ 100
0.640%, 02/01/16 (A)	2,000	2,004

		13,069

Michigan — 7.0%
Detroit, School District, School Building & Site Improvement Project, Ser A, GO
4.000%, 05/01/14	1,500	1,566
Detroit, Sewage Disposal System Revenue Authority, Second Lien, Ser B, RB, NATL-RE FGIC
5.000%, 07/01/15	450	480
Detroit, Water Supply System Revenue, Senior Lien, Ser A, RB, NATL-RE FGIC
5.000%, 07/01/13	375	384
Detroit Wayne County, Stadium, RB
3.000%, 10/01/13	1,500	1,520
Howell, Public Schools, GO
4.000%, 05/01/16	1,120	1,225
L’Anse Creuse, Public Schools, School Building & Site Project, GO
Callable 01/02/13 @ 100
0.170%, 05/01/35 (A)	17,900	17,900
Michigan State, Building Authority, Facilities Program Project, Ser II, RB, AMBAC
Callable 10/15/15 @ 100
5.000%, 10/15/17	6,550	7,356
Michigan State, Finance Authority, Oakwood Hospital Obligation Group Project, RB
3.000%, 11/01/13	1,000	1,018

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Finance Authority, Unemployment Obligations Project, RB
Callable 07/01/14 @ 100
5.000%, 07/01/23	$5,000	$5,381
Michigan State, Hospital Finance Authority Ascension Health Credit Project, Ser A-2 RB
4.000%, 11/01/27 (A)	1,960	2,159
Michigan State, Housing Development Authority, Ser A, RB
3.600%, 12/01/12	1,100	1,100
Michigan State, Public Power Agency, Combustion Turbine No. 1 Project, Ser A, RB, AGM
5.000%, 01/01/13	1,155	1,159
5.000%, 01/01/14	1,210	1,270
Michigan State, Strategic Fund, Detroit Education Project, RB
3.050%, 08/01/24 (A)	5,000	5,000
Michigan State, Strategic Fund, Dow Chemical Project Ser B-1, RB
6.250%, 06/01/14	400	432
Parchment, School District, Ser 2836, GO, FSA
0.250%, 05/01/15 (A)	1,200	1,200
Southfield, Public Schools, School Building & Site Project Ser B, GO, AGM
5.000%, 05/01/13	250	255
Wayne County, Airport Authority, Metropolitan Detroit Airport Project, Ser D, RB
3.000%, 12/01/13	1,665	1,706
2.000%, 12/01/12	1,555	1,555
West Ottawa, Public Schools, Ser B, GO
3.000%, 05/01/14	2,580	2,664
3.000%, 05/01/15	2,450	2,572

		57,902

Minnesota — 0.7%
Minneapolis, St. Paul Metropolitan Airports Commission, Ser A, RB
1.849%, 01/01/17	1,000	1,018
Minnesota State, Public Facilities Authority, Ser C, RB
5.000%, 03/01/14	4,250	4,498

		5,516

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Missouri — 1.3%
Kansas City, Industrial Development Authority, Downtown Redevelopment District Project, Ser A, RB
3.000%, 09/01/14	$1,200	$1,243
Kansas City, Industrial Development Authority, NNSA National Security Project, RB
4.000%, 09/01/13	1,150	1,163
Missouri State, Development Finance Board, Independence Electric System Project, RB
2.000%, 06/01/13	150	151
2.000%, 06/01/14	350	355
Platte County, Industrial Development Authority, I-29 & Tiffany Springs Parkway Project, RB
2.000%, 11/01/14	5,430	5,465
St. Louis, Airport Revenue, Lambert St. Louis International Airport Project, RB, NATL
5.500%, 07/01/15	2,250	2,507

		10,884

Montana — 0.4%
Montana State, Facility Finance Authority, Ser B, RB
5.000%, 01/01/13	3,035	3,045

Nebraska — 0.3%
Douglas County, Hospital Authority No. 2, Nebraska Medical Center Project, RB
5.000%, 11/15/13	1,030	1,072
Public Power Generation Agency, Whelan Energy Center Unit, Ser 2-A, RB
5.000%, 01/01/13	1,500	1,505

		2,577

New Hampshire — 0.2%
New Hampshire State, Health & Education Facilities Authority, Dartmouth-Hitchcock Project, RB
4.500%, 08/01/14	1,835	1,934

New Jersey — 13.3%
Bayonne, GO
3.000%, 07/01/13	855	863
Borough of Garwood, BAN
1.250%, 04/12/13	2,285	2,286
Borough of Ramsey, BAN
1.500%, 01/18/13	5,024	5,028

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Borough of Riverdale, BAN
1.400%, 09/27/13	$2,650	$2,654
Borough of Union Beach, BAN
1.200%, 03/08/13	2,001	2,002
Camden County, Improvement Authority, Cooper Medical School Project, Ser B, RB
4.000%, 07/01/13	1,315	1,336
Camden County, Improvement Authority, GO
3.000%, 09/01/14	910	941
Camden County, Improvement Authority, Ser A, RB
4.000%, 09/01/13	475	487
Camden, Ser B, BAN
1.750%, 08/19/13	4,801	4,809
Hackensack, BAN
1.200%, 05/02/13	3,616	3,619
Hudson County, Improvement Authority, RB
2.000%, 06/05/13	16,000	16,126
1.500%, 08/07/13	2,000	2,014
Lambertville, BAN
1.500%, 05/03/13	2,300	2,304
Lyndhurst Township, BAN
1.750%, 02/15/13	10,000	10,008
1.750%, 03/21/13	3,298	3,301
New Jersey State, Economic Development Authority, RB
5.000%, 06/15/13	1,000	1,024
New Jersey State, Economic Development Authority, Ser E, RB
Callable 08/01/15 @ 100
1.860%, 02/01/16 (A)	2,355	2,408
New Jersey State, Educational Facilities Authority, Seton Hall University Project, RB
5.000%, 07/01/13	925	947
5.000%, 07/01/14	1,460	1,552
New Jersey State, Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital Project, RB
3.000%, 07/01/13	800	809
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, RB
2.500%, 12/01/12	2,000	2,000
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, RB
Callable 12/01/19 @ 100
4.875%, 12/01/24	16,800	18,683
New Jersey State, Higher Education Student Assistance Authority, Ser 2, RB
5.000%, 12/01/12	3,500	3,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.500%, 05/01/15	$1,500	$1,505
1.250%, 05/01/14	4,675	4,682
0.900%, 05/01/13	1,250	1,250
New Jersey State, Sports & Exposition Authority, Ser A, RB
5.000%, 03/01/13	300	303
New Jersey State, Sports & Exposition Authority, Ser B, RB
5.000%, 09/01/13	990	1,023
5.000%, 09/01/13 (B)	10	10
New Jersey State, Tobacco Settlement Financing Authority, RB
Callable 06/01/17 @ 100
0.610%, 06/01/29 (A)	2,000	2,000
New Jersey State, Turnpike Authority, RB, AGM
Callable 01/02/13 @ 100
0.350%, 01/01/24 (A)	2,000	2,000
Passaic County, GO
3.000%, 08/15/15	1,220	1,286
Phillipsburg, BAN
1.500%, 08/22/13	1,889	1,891
Phillipsburg, BAN
1.500%, 04/17/13	2,890	2,892
Trenton, GO
3.000%, 03/15/13	2,750	2,767
Vineland, Ser B, GO, AMBAC
5.000%, 12/01/12	425	425

		110,735

New Mexico — 0.4%
Farmington, Pollution Control Revenue Authority, Southern California Edison Project, Ser A, RB
2.875%, 04/01/29 (A)	3,110	3,241

New York — 10.2%
Boght Community, Fire District, BAN
1.500%, 12/21/12	2,500	2,501
East Bloomfield-Holcomb, Fire District, BAN
1.400%, 08/14/13	2,500	2,503
Elmira, School District, GO
5.000%, 06/15/13	1,495	1,530

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority Sub Ser G-2, RB
Callable 05/01/15 @ 100
0.670%, 11/01/32 (A)	$1,000	$999
Metropolitan New York, Transportation Authority, Sub Ser B-3C, RB
Callable 05/01/14 @ 100
0.840%, 11/01/34 (A)	1,250	1,258
Monroe County, GO
5.000%, 03/01/14	1,500	1,575
Nassau County, Local Economic Assistance, South Nassau Communities Project, RB
4.000%, 07/01/15	965	1,035
3.000%, 07/01/13	660	668
Nassau, Health Care, RB, AGM
3.125%, 12/15/12	3,000	3,003
New York City, Housing Development, Ser D-1A, RB
2.050%, 05/01/13	6,100	6,138
New York City, Housing Development, Ser D-2A, RB
1.150%, 11/01/15	3,000	3,008
New York City, Housing Development, Ser F, RB
Callable 11/01/14 @ 100
0.950%, 05/01/16	12,200	12,209
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/13	1,000	1,003
New York City, Ser C-4, GO, AGM
0.340%, 10/01/27 (A)	350	350
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/13	2,205	2,262
New York State, Dormitory Authority, Ser B, RB
6.000%, 07/01/14	320	336
New York State, Energy Research & Development Authority, RB, AMBAC
0.519%, 10/01/13 (A)	1,200	1,183
New York State, Housing Finance Agency, Affordable Housing Project, Ser 4, RB
0.900%, 11/01/13	3,810	3,827
New York State, Local Government Assistance, Ser E, RB
6.000%, 04/01/14	2,130	2,226
Oyster Bay, Ser B, BAN
3.000%, 08/09/13	1,500	1,525
Ramapo, BAN
2.000%, 07/01/13	1,500	1,512

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Rockland County, TAN
2.500%, 03/06/13	$1,000	$1,002
Schenectady, BAN
1.200%, 05/17/13	20,000	20,020
Suffolk County, Ser III, TAN
2.000%, 09/12/13	1,500	1,516
Village of Attica, BAN
Callable 01/04/13 @ 100
1.500%, 05/17/13	3,865	3,874
Village of Cassadaga, BAN
1.400%, 08/09/13	3,170	3,174
Village of Cold Spring, Watermain Improvements Project, BAN
1.400%, 05/17/13	1,150	1,151
Village of Vernon, BAN
1.750%, 04/18/13	1,511	1,512
Westchester County, Healthcare, Senior Lien, Ser B, RB
5.000%, 11/01/14	1,500	1,621

		84,521

North Dakota — 0.1%
Mercer County, Antelope Valley Station Project, RB, AMBAC
7.200%, 06/30/13	700	726

Ohio — 4.1%
Akron, Health Benefit Claims Authority, Special Obligation Income Tax, BAN
1.375%, 03/14/13	1,500	1,503
American Municipal Power, Electric System Improvement - Bowling Green Project, RB
1.125%, 11/20/13	1,545	1,548
American Municipal Power, Electric System Improvement - Newton Falls Project, RB
1.250%, 06/27/13	2,595	2,599
Cleveland, Airport System Revenue, Ser A, RB
3.000%, 01/01/14	1,500	1,526
Deutsche Bank Spears/Lifers Trust, Ser DBE-619, RB
Callable 06/01/17 @ 100
0.430%, 06/01/24 (A)	13,750	13,750
Lorain, Port Authority, Marshall Plaza Apartments Project, Ser A, RB
0.800%, 07/15/13	2,600	2,602
Ohio State, Air Quality Development Authority, Multi-Modal-Timken Project, RB
Callable 01/02/13 @ 100
0.290%, 11/01/25 (A)(D)	2,100	2,100

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, Higher Educational Facility Commission, Case Western Reserve University Project, RB
6.250%, 07/01/14	$3,545	$3,728
Ohio State, Solid Waste Revenue Authority, Republic Services Project, AMT, RB
4.250%, 04/01/33 (A)	3,000	3,107
Warrensville Heights, COP
2.375%, 02/26/13	1,500	1,503

		33,966

Oklahoma — 1.0%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
3.500%, 09/01/17	1,065	1,166
Tulsa County, Independent School District No. 1, Ser B, GO
1.000%, 11/01/13	5,350	5,387
Tulsa County, Industrial Authority, Educational Broken Arrow Public Schools Project, RB
4.000%, 09/01/14	1,000	1,060
3.000%, 09/01/13	1,000	1,020

		8,633

Oregon — 0.1%
Oregon State, Health & Science University, Ser A, RB
4.000%, 07/01/14	1,000	1,049

Pennsylvania — 6.1%
Delaware Valley, Regional Financial Authority, Ser B, RB
Callable 12/04/12 @ 100
0.300%, 06/01/42 (A)(D)	1,000	1,000
Erie, School District, TRAN
1.375%, 06/28/13	20,350	20,374
Pennsylvania State, Economic Development Financing Authority, Forum Place Project, RB
3.000%, 03/01/13	500	503
3.000%, 03/01/14	400	411
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/22	5,000	5,763

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
1.750%, 12/01/33 (A)	$3,000	$3,000
Pennsylvania State, Public School Building Authority, Community College of Philadelphia Project, RB
5.500%, 06/15/13	1,345	1,379
Pennsylvania State, Public School Building Authority, School District of Philadelphia Project, RB
5.000%, 04/01/15	1,000	1,093
5.000%, 04/01/16	2,000	2,251
5.000%, 04/01/17	1,500	1,732
Philadelphia, Authority for Industrial Development, American College of Physicians Project, RB
4.000%, 06/15/15	1,370	1,432
3.000%, 06/15/13	865	872
3.000%, 06/15/14	1,255	1,284
Philadelphia, Municipal Authority, Ser B, RB, AGM
Callable 11/15/13 @ 100
5.250%, 11/15/16	1,955	2,037
Philadelphia, Redevelopment Authority, Transformation Initiative Project, RB
5.000%, 04/15/14	1,000	1,054
Philadelphia, School District, Ser C, GO
5.000%, 09/01/15	2,300	2,544
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, AGM
4.000%, 02/01/14	3,050	3,153
Tioga County, Industrial Development Authority, Mansfield Project, Ser C-1, BAN
3.000%, 03/01/14	1,000	1,015

		50,897

Puerto Rico — 0.2%
Puerto Rico Commonwealth, Government Development Bank, Ser B, RB
5.000%, 12/01/12	1,250	1,250

Rhode Island — 0.2%
Cranston, Ser B, GO
2.000%, 07/01/13	870	876

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Providence, Public Buildings Authority, School and Public Facilities Projects, Ser A, RB, AMBAC
5.500%, 12/15/12	$1,145	$1,147

		2,023

South Carolina — 1.2%
Greenville County, School District, Building Equity Sooner Tomorrow Project, RB
5.500%, 12/01/14	3,500	3,548
Jasper County, BAN
Callable 01/04/13 @ 100
1.750%, 02/08/13	4,800	4,801
Scago, Educational Facilities Authority, Spartanburg County School District No. 5 Project, RB, AGM
4.500%, 04/01/13	2,000	2,027

		10,376

South Dakota — 0.3%
South Dakota State, Health & Educational Facilities Authority, Regional Health Project, RB
5.000%, 09/01/13	1,000	1,033
5.000%, 09/01/14	1,000	1,072

		2,105

Tennessee — 0.1%
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health Systems Project, RB, Radian
5.000%, 09/01/13	195	201
Tennessee State, Energy Acquisition, Ser A, RB
5.000%, 09/01/13	500	516
5.000%, 09/01/14	450	480

		1,197

Texas — 2.9%
Austin, Whisper Valley Project, SAB
2.820%, 12/01/16 (C)	3,000	2,741
2.516%, 12/01/15 (C)	5,590	5,242
Austin, Indian Hills Project, SAB
2.516%, 12/01/15 (C)	1,315	1,233
Houston, Utility System Revenue Authority, Ser A, RB
Callable 12/01/14 @ 100
0.710%, 05/15/34 (A)	1,000	1,002
Mission, Economic Development Authority, Republic Services Project, Ser A, RB
0.450%, 01/01/20 (A)	1,500	1,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Antonio, Public Service Board, RB
2.000%, 12/01/27 (A)	$7,500	$7,787
Texas, Municipal Gas Acquisition & Supply I, Senior Lien, RB
5.000%, 12/15/16	1,500	1,708
Texas, Municipal Gas Acquisition & Supply II, RB
0.630%, 09/15/17 (A)	845	837
Trinity, Higher Educational Facilities, St. Thomas University Project, RB
3.000%, 10/01/17	580	608
2.000%, 10/01/13	535	540
2.000%, 10/01/15	355	361
2.000%, 10/01/16	575	582

		24,141

Virginia — 1.6%
Alexandria, Industrial Development Authority, American Association Liver Study Project, RB
Callable 12/05/12 @ 100
0.280%, 08/01/36 (A)(D)	1,000	1,000
Caroline County, Industrial Development Authority, RB
Callable 02/01/13 @ 100
4.000%, 08/01/16	2,095	2,102
Wise County, Industrial Development Public Facilities Authority, School Projects, RB
Callable 08/01/13 @ 100
3.000%, 02/01/17	10,000	10,116

		13,218

Washington — 0.9%
Washington State, Economic Development Finance Authority, Waste Management Project, RB
2.000%, 06/01/20 (A)	7,500	7,688

Wisconsin — 1.0%
Nicolet, Unified High School District, Tax & Revenue Anticipation Project, RB
1.000%, 01/30/13	1,000	1,001
Racine, Unified School District, RB
Callable 02/01/13 @ 100
2.750%, 11/01/13	1,500	1,508
Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care Project, Ser A, RB
4.000%, 07/15/15	460	490

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin State, Health & Educational Facilities Authority, Gunderson Lutheran Project, Ser A, RB
5.000%, 10/15/14	$1,250	$1,350
Wisconsin State, Health & Educational Facilities Authority, Hospital Sisters Services Project, RB
4.000%, 08/15/14	1,250	1,319
4.000%, 08/15/15	1,200	1,299
Wisconsin State, Health & Educational Facilities Authority, Howard Young Health Care Project, RB
4.000%, 08/15/14	875	907
4.000%, 08/15/15	600	630

		8,504

Multi-State — 1.9%
Deutsche Bank Spears/Lifers Trust, Ser DBE-1098, RB
0.510%, 07/01/22 (A)	15,925	15,925

Total Municipal Bonds (Cost $812,367) ($ Thousands)		816,121

CASH EQUIVALENT — 2.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(F)	16,571,918	16,572

Total Cash Equivalent (Cost $16,572) ($ Thousands)		16,572

Total Investments — 100.1% (Cost $828,939) ($ Thousands)††		$832,693

Percentages are based on Net Assets of $832,005 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Security is escrowed to maturity.

(C)	Zero coupon security. The rate shown on the Schedule of Investments represents the security’s effective yield at the time of purchase.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(F)	Rate shown is the 7-day effective yield as of November 30, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

TRAN — Tax and Revenue Anticipation Note

††	At November 30, 2012, the tax basis cost of the Fund’s investments was $828,631 ($ Thousands), and the unrealized appreciation and depreciation were $4,356 ($ Thousands) and $(294) ($ Thousands), respectively.

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$816,121	$—	816,121
Cash Equivalent	16,572	—	—	16,572

Total Investments in Securities	$16,572	$816,121	$—	$832,693

Amounts designated as “—” are $0.

During the period ended November 30, 2012 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.1%

California — 95.6%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,583
Bay Area, Toll Authority, RB
Callable 04/01/22 @ 100
5.000%, 04/01/25	2,000	2,541
5.000%, 04/01/26	1,425	1,798
Bay Area, Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/17 (A)	2,000	2,370
California State University, Systemwide Project, Ser A, RB
5.000%, 11/01/17	2,000	2,393
California State University, Systemwide Project, Ser A, RB
Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,434
California State University, Systemwide Project, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,436
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,512
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	2,000	2,406
California State, Communities Development Authority, Redlands Community Hospital Project, Ser A, RB, Radian
5.000%, 04/01/14	1,000	1,043
California State, Department of Water Resources, Central Valley Project, Ser Y, RB, FGIC
Pre-Refunded @ 100
5.250%, 06/01/13 (A)	30	31
California State, Department of Water Resources, Power Supply Project, Ser H, RB
Callable 05/01/18 @ 100
5.000%, 05/01/22	3,000	3,625
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/16	1,000	1,149
California State, Department of Water Resources, Ser M, RB
5.000%, 05/01/14	2,400	2,558
5.000%, 05/01/16	1,600	1,839
California State, Eastern Municipal Water & Sewer District, Ser A, RB
5.000%, 07/01/18	700	854

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Economic Recovery Series, Ser A, GO
5.000%, 07/01/16	$2,775	$3,208
5.000%, 07/01/18	1,175	1,439
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/22 @ 100
5.000%, 09/01/25	785	992
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/20	225	284
5.000%, 09/01/21	325	415
5.000%, 09/01/22	800	1,029
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,573
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/23	5,000	6,408
California State, GO
Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,658
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/24	1,650	2,036
California State, GO
5.250%, 02/01/18	2,000	2,427
5.000%, 10/01/16	2,000	2,316
5.000%, 11/01/16	1,000	1,161
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/22 @ 100
5.000%, 06/01/25	400	474
5.000%, 06/01/26	350	413
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19	1,165	1,336
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	4,306
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/19	1,500	1,727
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,494
California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM
Callable 04/01/16 @ 100
5.000%, 04/01/17	1,560	1,785

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Various Purposes, GO
Callable 03/01/20 @ 100
5.000%, 03/01/22	$1,000	$1,231
California State, Various Purposes, GO
Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	6,211
California State, Various Purposes, GO
5.250%, 10/01/22	3,000	3,903
5.000%, 03/01/15	7,000	7,691
California State, Various Purposes, GO, AGM
5.000%, 09/01/16	2,000	2,314
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,917
Imperial, Irrigation District & Electric Authority, RB
5.000%, 11/01/15	1,000	1,122
Imperial, Irrigation District & Electric Authority, Ser A, RB
5.000%, 11/01/19	1,020	1,251
Long Beach, Community College District, Ser B, GO
Callable 08/01/22 @ 100
5.000%, 08/01/25	2,000	2,496
Long Beach, Harbor Revenue Authority, Ser B, RB
5.000%, 05/15/20	2,000	2,531
Long Beach, Unified School District, Election 2008, Ser A, GO
Callable 08/01/19 @ 100
5.250%, 08/01/21	2,000	2,458
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,823
Los Angeles, Community College District, Election 2001, Ser A, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,692
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,397
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/20	2,200	2,787
Los Angeles, Department of Water & Power, Ser C, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	750	964

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Los Angeles, Wastewater System Revenue, Ser B, RB
Callable 06/01/22 @ 100
5.000%, 06/01/24	$2,500	$3,212
North Orange County, Community College District, GO, NATL
Callable 08/01/15 @ 100
5.000%, 08/01/18	1,770	1,978
Palo Alto, Unified School District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,338
Rancho, Water District Financing Authority, Ser A, RB, AGM
Callable 08/01/18 @ 100
5.000%, 08/01/21	1,385	1,664
Riverside, Community College District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/18	1,700	1,898
San Diego County, Regional Transportation Commission, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/24	2,000	2,559
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/22	1,500	1,946
San Diego County, Water Authority, Ser A, RB
Callable 05/01/21 @ 100
5.000%, 05/01/23	5,000	6,269
San Diego County, Water Authority, Ser A, RB
5.000%, 05/01/21	1,395	1,791
San Diego, Community College District, GO
5.000%, 08/01/20	1,625	2,075
San Diego, Public Facilities Financing Authority, Ser B, RB
Callable 05/15/19 @ 100
5.000%, 05/15/22	3,660	4,467
5.000%, 05/15/24	1,000	1,196
San Diego, Redevelopment Agency, Centre City Redevelopment Project, Ser A, TA, XLCA
5.000%, 09/01/13	1,300	1,329
San Francisco City & County, Public Utilities Commission, Ser A, RB
Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,364
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,285

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Francisco City & County, Ser A, COP
5.000%, 10/01/18	$2,000	$2,394
San Francisco City & County, Ser R1, GO
5.000%, 06/15/18	810	992
Santa Clara County, Fremont Union High School District, GO, NATL-RE, FGIC
Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,222
Santa Clara Valley, Transportation Authority, Ser A, RB
Callable 06/01/21 @ 100
5.000%, 06/01/23	1,000	1,267
Santa Rosa, Wastewater Authority, Ser A, RB, AMBAC
5.000%, 09/01/16	2,000	2,303
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/20	750	926
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,263
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,266
Southern California, Metropolitan Water District, Ser C, RB
5.000%, 07/01/21	2,245	2,936
Southern California, Public Power Authority, Power Project, Ser A, RB, AGM
5.000%, 01/01/15	1,750	1,912
Turlock, Public Financing Authority, RB
Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,241
University of California, Regents Medical Center Project, Ser A, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,115
University of California, Ser E, RB
5.000%, 05/15/18	3,000	3,650
University of California, Ser K, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,496
Val Verde, Unified School District, COP, FGIC,
Pre-Refunded @ 100
5.250%, 01/01/15 (A)	1,500	1,647
Val Verde, Unified School District, COP, FGIC
5.000%, 01/01/14 (B)	500	525
Ventura County, Community College District, GO
5.000%, 08/01/16	500	581

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Whittier, Union High School District, GO, NATL
Callable 08/01/15 @ 100
5.000%, 08/01/20	$1,485	$1,661

		183,609

Puerto Rico — 1.5%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser K, RB
Pre-Refunded @ 100
5.000%, 07/01/15 (A)	1,210	1,353
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser X, RB, AGM
5.500%, 07/01/15	1,490	1,605

		2,958

Total Municipal Bonds (Cost $169,561) ($ Thousands)		186,567

TAX EXEMPT CORPORATE BOND — 1.1%

California — 1.1%
San Manuel Entertainment
Callable 12/01/13 @ 102
4.500%, 12/01/16	2,000	2,080

Total Tax Exempt Corporate Bond (Cost $2,000) ($ Thousands)		2,080

CASH EQUIVALENT — 2.2%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(C)	4,242,132	4,242

Total Cash Equivalent (Cost $4,242) ($ Thousands)		4,242

Total Investments — 100.4% (Cost $175,803) ($ Thousands)††		$192,889

Percentages are based on Net Assets of $192,083 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of November 30, 2012.

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2012

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

††	At November 30, 2012, the tax basis cost of the Fund’s investments was $175,798 ($ Thousands), and the unrealized appreciation and depreciation were $17,100 ($ Thousands) and $(9) ($ Thousands), respectively.

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$186,567	$—	$186,567
Tax Exempt Corporate Bond	—	2,080	—	2,080
Cash Equivalent	4,242	—	—	4,242

Total Investments in Securities	$4,242	$188,647	$—	$192,889

Amounts designated as “—” are $0 or are rounded to $0.

During the period ended November 30, 2012, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.7%

Guam — 0.7%
Territory of Guam, Ser A, RB
5.000%, 01/01/18	$250	$289

Massachusetts — 93.8%
Beverly, Municipal Purpose Loan, GO
Callable 01/15/20 @ 100
5.000%, 01/15/22	500	610
Cambridge, GO
5.000%, 01/01/20	300	381
Fall River, GO, AGM,
Pre-Refunded @ 101
5.250%, 02/01/13 (A)	325	331
Fall River, GO, AGM
Callable 02/01/13 @ 101
5.250%, 02/01/15	425	432
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, FGIC
7.000%, 03/01/21	465	582
Massachusetts Bay, Transportation Authority, RB
5.875%, 03/01/15	95	103
5.875%, 03/01/15 (B)	90	98
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	699
5.000%, 07/01/22	500	652
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,315
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	485	607
5.250%, 07/01/21	250	329
Massachusetts Bay, Transportation Authority, Ser D, RB
5.000%, 07/01/17 (B)	200	240
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/22	540	666
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL
5.000%, 10/01/17	500	575
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB
Callable 07/01/17 @ 100
5.000%, 07/01/19	250	295

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	$500	$590
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC
Callable 09/01/17 @ 100
5.000%, 09/01/18	250	296
Massachusetts State, Development Finance Agency, Partners Health Care System Project, Ser K6, RB
5.000%, 07/01/16	500	571
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser L, RB
5.000%, 07/01/20	500	620
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18	250	310
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/19	300	345
Massachusetts State, Development Finance Agency, Visual & Performing Arts Project, RB
5.750%, 08/01/14	500	538
Massachusetts State, Development Finance Agency, Whitehead Institute for Biomedical Research Project, RB
5.000%, 06/01/18	500	609
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	500	571
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/20	500	564
Massachusetts State, Health & Educational Facilities Authority, Eye & Ear Infirmary Project, Ser C, RB
5.000%, 07/01/18	500	568
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 12/15/19 @ 100
5.000%, 12/15/24	500	622
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 11/15/18 @ 100
5.250%, 11/15/21	500	634

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE, FGIC
5.000%, 08/15/15	$1,070	$1,180
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	344
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	500	730
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser A, RB
5.000%, 10/01/17	500	588
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	200	235
Massachusetts State, Health & Educational Facilities Authority, Stonehill College Project, Ser K, RB
Callable 12/04/12 @ 100
0.120%, 07/01/37 (C)(D)	200	200
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/24	500	589
Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, NATL- RE, FGIC
5.000%, 07/01/16	750	802
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/20 @ 100
5.000%, 07/01/21	500	624
Massachusetts State, Port Authority, Ser C, RB, NATL
Callable 07/01/13 @ 100
5.000%, 07/01/14	300	308
Massachusetts State, Port Authority, Ser C, AMT, RB, AGM
5.000%, 07/01/15	1,150	1,262
Massachusetts State, School Building Authority, Ser A, RB
Callable 08/15/22 @ 100
5.000%, 08/15/23	1,000	1,293

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, School Building Authority, Ser A, RB
5.000%, 05/15/17	$500	$594
5.000%, 08/15/21	1,000	1,296
Massachusetts State, School Building Authority, Ser A, RB, AMBAC
5.000%, 08/15/17	500	599
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 10/15/16	300	350
5.000%, 10/15/21	210	272
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	649
Massachusetts State, Ser B, GO
5.250%, 08/01/22	500	661
5.250%, 08/01/23	250	334
Massachusetts State, Ser B, GO, AGM
5.250%, 09/01/21	500	657
Massachusetts State, Ser B, GO, NATL-RE-IBC
5.250%, 08/01/22	1,000	1,321
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	992
Massachusetts State, Ser D, GO
5.500%, 10/01/16	200	237
5.500%, 11/01/19	1,150	1,491
Massachusetts State, Water Pollution Abatement Trust, MWRA Program, Ser A, RB
6.000%, 08/01/19	500	666
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser 8, RB
Callable 01/04/13 @ 100
5.250%, 08/01/13	5	5
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser A, RB
5.250%, 08/01/19	350	449
Massachusetts State, Water Pollution Abatement Trust, State Revolving Fund, Ser 14, RB
5.000%, 08/01/19	1,000	1,266
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	664
Massachusetts State, Water Resources Authority, Ser J, RB, AGM
5.250%, 08/01/18	500	618

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan Boston, Transit Parking Authority, RB
Callable 07/01/21 @ 100
5.000%, 07/01/22	$500	$616
Springfield, Municipal Purpose Loan, GO, NATL
5.250%, 08/01/15	500	557
University of Massachusetts, Building Authority, Ser 2009-1, RB
5.000%, 05/01/17	1,000	1,175
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/20	500	639

		39,016

Puerto Rico — 4.2%
Puerto Rico Commonwealth, Electric Power Authority, Ser LL, RB, NATL
5.500%, 07/01/18	250	284
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	250	278
Puerto Rico Commonwealth, GO
6.500%, 07/01/13	250	258
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	5	6
6.250%, 07/01/14 (B)	45	49
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	250	272
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	500	584

		1,731

Total Municipal Bonds (Cost $36,885) ($ Thousands)		41,036

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 0.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020%†(E)	52,960	$53

Total Cash Equivalent (Cost $53) ($ Thousands)		53

Total Investments — 98.8% (Cost $36,938) ($ Thousands)††		$41,089

Percentages are based on Net Assets of $41,579 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(E)	Rate shown is the 7-day effective yield as of November 30, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

IBC — International Banking Corporation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

XLCA — XL Capital Assurance

††	At November 30, 2012, the tax basis cost of the Fund’s investments was $36,938 ($ Thousands), and the unrealized appreciation and depreciation were $4,155 ($ Thousands) and $4 ($ Thousands), respectively.

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$41,036	$—	$41,036
Cash Equivalent	53	—	—	53

Total Investments in Securities	$53	$41,036	$—	$41,089

Amounts designated as “—” are $0.

During the period ended November 30, 2012, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 96.3%

New Jersey — 88.5%
Brick Township, General Improvement Project, GO
4.000%, 08/15/19	$1,230	$1,441
Burlington County, Bridge Commission, Governmental Loan Program, RB
Callable 01/04/13 @ 100
5.000%, 10/15/13	20	20
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL-RE FGIC
5.000%, 07/15/15	1,750	1,915
Freehold, Regional High School District, GO, NATL-RE FGIC
5.000%, 03/01/15	1,280	1,394
Garden State, Preservation Trust, Ser A, RB
4.000%, 11/01/21	2,500	3,022
Garden State, Preservation Trust, Ser C, RB, AGM
5.125%, 11/01/16	1,000	1,176
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/23	1,000	1,250
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/17 @ 100
5.000%, 12/01/19	550	639
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/21 @ 100
5.000%, 09/15/23	500	612
Monmouth County, Improvement Authority, Government Pooled Loan, RB
5.000%, 01/15/18	700	844
Montgomery Township, Board of Education, GO
5.000%, 08/01/18	800	975
New Jersey Institute of Technology, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/25	500	620
5.000%, 07/01/26	400	494
5.000%, 07/01/27	500	615
New Jersey State, Economic Development Authority, Motor Vehicle Surcharges Project, Ser A, RB, NATL
Callable 07/01/14 @ 100
5.250%, 07/01/15	2,000	2,155

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser DD-1, RB
5.000%, 12/15/17	$1,000	$1,188
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC
Callable 12/15/15 @ 100
5.250%, 12/15/16	1,485	1,682
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM
Callable 07/01/18 @ 100
5.000%, 07/01/23	2,695	3,124
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	2,500	2,802
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	879
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,829
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,339
5.000%, 09/01/20	1,220	1,579
New Jersey State, Environmental Infrastructure Trust, Ser AR, RB
4.000%, 09/01/24	1,000	1,222
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.250%, 09/01/21	1,000	1,339
New Jersey State, GO
5.250%, 08/01/21	2,000	2,603
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,236
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/25	1,000	1,184
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
5.000%, 07/01/14	510	538

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
Callable 07/01/15 @ 100
5.000%, 07/01/18	$200	$211
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/20	2,040	2,399
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	2,077
New Jersey State, Ser H, GO, AGM
5.250%, 07/01/15	1,485	1,663
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	3,243
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, AGM
5.500%, 12/15/16	3,000	3,543
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21 (A)	15	20
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21	1,600	2,043
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL
Pre-Refunded @ 100
5.250%, 06/15/15 (B)	1,000	1,122
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL
5.250%, 06/15/13 (A)	3,000	3,080
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser D, RB, AMBAC
Pre-Refunded @ 100
5.000%, 06/15/15 (B)	2,115	2,360
New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/19 @ 100
5.000%, 01/01/20	1,000	1,211

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Ocean County, GO
4.000%, 08/01/19	$710	$841
Rutgers University, Ser F, RB
Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,267
5.000%, 05/01/22	1,000	1,206
South Jersey, Transportation Authority, Ser A1, RB
4.000%, 11/01/17	1,000	1,129
West Windsor-Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,246
5.000%, 09/15/17	635	758

		70,135

New York — 4.5%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM
Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,595

Pennsylvania — 3.3%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,816
5.000%, 07/01/16	730	833

		2,649

Total Municipal Bonds (Cost $69,886) ($ Thousands)		76,379

CASH EQUIVALENT — 4.2%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(C)	3,283,971	3,284

Total Cash Equivalent (Cost $3,284) ($ Thousands)		3,284

Total Investments — 100.5% (Cost $73,170) ($ Thousands)††		$79,663

Percentages are based on Net Assets of $79,295 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of November 30, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2012

††	At November 30, 2012, the tax basis cost of the Fund’s investments was $73,170 ($ Thousands), and the unrealized appreciation and depreciation were $6,493 ($ Thousands) and $– ($ Thousands), respectively.

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$76,379	$—	$76,379
Cash Equivalent	3,284	—	—	3,284

Total Investments in Securities	$3,284	$76,379	$—	$79,663

Amounts designated as “—” are $0.

During the period ended November 30, 2012, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.7%

Guam — 1.2%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$500	$562
Territory of Guam, Ser A, RB
5.000%, 01/01/18	730	844

		1,406

New York — 90.9%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/21	585	741
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,097
Erie County, Fiscal Stability Authority, Sales Tax and State Aid Secured, Ser A, RB
5.000%, 05/15/17	850	995
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,157
Hempstead, Local Development Authority, Molloy College Project, RB
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,763
Long Island, Power Authority, Ser E, RB, NATL
Callable 12/01/16 @ 100
5.000%, 12/01/18	1,000	1,153
Long Island, Power Authority, Ser E, RB, NATL-RE FGIC
Callable 12/01/16 @ 100
5.000%, 12/01/17	500	577
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,276
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC
Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,184
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 11/15/19	400	505
Metropolitan New York, Transportation Authority, Ser A-1, RB
5.000%, 11/15/14	500	544

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser B, RB
Callable 11/15/19 @ 100
5.250%, 11/15/20	$500	$627
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,240
Monroe County, Industrial Development, Ser B, RB
5.000%, 07/01/21	1,035	1,289
Mount Sinai, Union Free School District, GO, AMBAC
6.200%, 02/15/14	500	533
New York & New Jersey, Port Authority, RB
5.000%, 12/01/20	1,000	1,263
New York & New Jersey, Port Authority, Ser 131st, AMT, RB
Callable 06/15/13 @ 101
5.000%, 12/15/13	1,500	1,552
New York & New Jersey, Port Authority, Ser 85th, RB, AMBAC
5.200%, 09/01/15	1,215	1,363
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	1,000	1,303
New York City, Health & Hospital System Authority, Ser A, RB
5.000%, 02/15/18	2,000	2,363
New York City, Housing Development, Capital Funding Program, Ser A, RB, NATL-RE FGIC
Callable 07/01/15 @ 100
5.000%, 07/01/16	1,975	2,140
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	1,000	1,049
New York City, Ser A, GO
5.000%, 08/01/18	1,400	1,705
New York City, Ser A1, GO, AGM
5.000%, 08/01/16	1,000	1,156
New York City, Ser B, GO
5.000%, 08/01/18	2,500	3,044
New York City, Ser E, GO
5.000%, 08/01/17	2,000	2,374
5.000%, 08/01/19	1,000	1,243
New York City, Ser G, GO, AMBAC
Callable 02/01/16 @ 100
5.000%, 08/01/17	725	825
New York City, Ser H, GO
5.000%, 08/01/18	1,600	1,948

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Ser H, GO, NATL-RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/15	$750	$807
New York City, Ser I, GO
5.000%, 08/01/18	1,000	1,218
New York City, Ser I, GO, NATL
Callable 08/01/14 @ 100
5.000%, 08/01/17	495	533
New York City, Ser I, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/14 (A)	5	5
New York City, Sub Ser A-1, GO
5.000%, 10/01/21	1,000	1,275
New York City, Ser A-7, GO
Callable 01/01/13 @ 100
0.100%, 08/01/21 (B)(C)	200	200
New York City, Sub Ser G-1, GO
5.000%, 04/01/20	1,000	1,258
New York City, Sub Ser I-1, GO
Callable 04/01/19 @ 100
5.000%, 04/01/20	1,000	1,225
New York City, Sub Ser J-1, GO
Callable 06/01/16 @ 100
5.000%, 06/01/17	300	346
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (D)	105	118
New York City, Transitional Finance Authority, Building Aid Revenue Project, Ser S1, RB, NATL-RE FGIC
5.000%, 07/15/16	350	402
New York City, Transitional Finance Authority, Future Tax Secured Revenue Project, Ser D, RB
5.000%, 11/01/17	750	903
New York City, Transitional Finance Authority, Future Tax Secured Revenue Project, Ser A1, RB
5.000%, 11/01/19	1,650	2,083
New York City, Transitional Finance Authority, Future Tax Secured Revenue Project, Ser D1, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,278
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	1,000	1,193
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/19	500	617

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, City University Project, Ser B, RB
5.000%, 07/01/16	$1,000	$1,148
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
5.000%, 10/01/18	1,000	1,241
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,149
New York State, Dormitory Authority, Cornell University Project, Ser B, RB
5.000%, 07/01/16	500	575
New York State, Dormitory Authority, Health Quest Systems Project, Ser B, RB, AGM
5.000%, 07/01/16	655	730
New York State, Dormitory Authority, Hospital Special Surgery Project, RB, FHA
Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,382
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,193
New York State, Dormitory Authority, Memorial Sloan- Kettering Project, Ser 1, RB
5.000%, 07/01/21	1,000	1,258
New York State, Dormitory Authority, Mental Health Project, RB, AGM
Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,643
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, AGM
5.250%, 08/15/18	1,000	1,231
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, NATL-RE FGIC
Callable 02/15/15 @ 100
5.000%, 08/15/19	1,000	1,089
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Callable 07/01/19 @ 100
5.500%, 07/01/25	1,000	1,168

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/17	$1,000	$1,154
5.000%, 07/01/18	795	937
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	129
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	575
New York State, Dormitory Authority, North Shore Long Island Jewish Project, RB
5.000%, 05/01/18	650	763
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/20	1,000	1,209
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/20	1,000	1,225
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/19 @ 100
5.250%, 02/15/22	1,000	1,263
New York State, Dormitory Authority, Ser A, RB
5.000%, 12/15/22	1,475	1,914
New York State, Dormitory Authority, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,369
New York State, Dormitory Authority, Siena College Project, RB, NATL
5.000%, 07/01/16	500	554
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
5.500%, 05/15/13	315	322
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	1,170	1,257
New York State, Dormitory Authority, State University Project, RB
5.000%, 05/15/18	500	602
New York State, Dormitory Authority, The New School Project, RB
5.000%, 07/01/16	505	562

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Environmental Facilities, Revolving Funds, RB
5.000%, 08/15/17	$1,100	$1,316
New York State, Environmental Facilities, Revolving Funds, Ser B, RB
5.000%, 11/15/16	1,000	1,174
5.000%, 02/15/20	1,000	1,271
New York State, Environmental Facilities, Ser A, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	1,000	1,286
New York State, Local Government Assistance, Ser E, RB
6.000%, 04/01/14	685	716
New York State, Mortgage Agency, Higher Education Finance Project, RB
Callable 11/01/19 @ 100
5.250%, 11/01/20	155	179
New York State, Mortgage Agency, Homeowner Mortgage Project, Ser 98, RB
Callable 12/20/12 @ 100
5.050%, 10/01/17	145	145
New York State, Power Authority, Ser A, RB
5.000%, 11/15/22	500	648
New York State, Thruway Authority, Ser A, RB
4.000%, 04/01/16	270	299
New York State, Thruway Authority, Ser B, RB
Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,239
New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	1,000	1,216
New York State, Thruway Authority, Ser B, RB, NATL-RE FGIC
Callable 10/01/15 @ 100
5.000%, 04/01/16	2,000	2,253
New York State, Thruway Authority, Ser I, RB
5.000%, 01/01/19	1,200	1,455
New York State, Urban Development, Personal Income Tax Project, RB, AMBAC
5.500%, 03/15/18	1,000	1,241
New York State, Urban Development, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	293
New York State, Urban Development, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/17	1,000	1,208

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Urban Development Authority, Service Contract, RB, AGM
5.000%, 01/01/15	$500	$544
New York State, Urban Development Authority, Service Contract, Ser A, RB
5.000%, 01/01/15	500	547
Sales Tax Asset Receivable, Ser A, RB, NATL
Callable 10/15/14 @ 100
5.000%, 10/15/17	1,000	1,088
Town of Oyster Bay, Public Improvement Project, Ser A, GO
5.000%, 03/15/21	765	954
Triborough, Bridge & Tunnel Authority, RB, NATL
5.500%, 11/15/20	750	968
Triborough, Bridge & Tunnel Authority, Ser A-RMKT, RB
5.000%, 11/15/18	1,000	1,230
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/19	1,000	1,256
Triborough, Bridge & Tunnel Authority, Ser C, RB
5.000%, 11/15/15	1,000	1,130
Westchester County, Senior Lien, Ser B, RB
5.000%, 11/01/16	1,000	1,133
Westchester County, Ser C, GO
5.000%, 11/01/17	500	608
Yonkers, Ser A, GO, AGM
5.000%, 05/01/17	300	336

		104,845

Puerto Rico — 6.6%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	556
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	558
Puerto Rico Commonwealth, Highway & Transportation Authority, RB, AGM
5.500%, 07/01/25	1,740	2,113
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14 (D)	115	126
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	10	11

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB, HUD
5.000%, 12/01/13	$515	$536
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	500	544
5.500%, 07/01/18	1,000	1,107
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser N, RB
5.250%, 07/01/17	565	616
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	1,250	1,458

		7,625

Total Municipal Bonds (Cost $105,603) ($ Thousands)		113,876

CASH EQUIVALENT — 0.2%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(E)	265,736	266

Total Cash Equivalent (Cost $266) ($ Thousands)		266

Total Investments — 98.9% (Cost $105,869) ($ Thousands)††		$114,142

Percentages are based on Net Assets of $115,369 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Security is escrowed to maturity.

(E)	Rate shown is the 7-day effective yield as of November 30, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

GO — General Obligation

HUD — Housing Urban Development

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

XLCA — XL Capital Assurance

††	At November 30, 2012, the tax basis cost of the Fund’s investments was $105,869 ($ Thousands), and the unrealized appreciation and depreciation were $8,273 ($ Thousands) and $– ($ Thousands), respectively.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2012

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$113,876	$—	$113,876
Cash Equivalent	266	—	—	266

Total Investments in Securities	$266	$113,876	$—	$114,142

Amounts designated as “—” are $0.

During the period ended November 30, 2012 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2012

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.5%

Guam — 1.2%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,123

Pennsylvania — 92.4%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,190
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,185
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,114
Allegheny County, Industrial Development Authority, Duquesne Light-Pollution Control Project, RB, AMBAC
4.350%, 12/01/13	575	595
Allegheny County, Port Authority, RB
5.000%, 03/01/17	750	860
Allegheny County, Residential Finance Authority, Single-Family Mortgage Project, Ser CC-1, RB, GNMA
Callable 01/04/13 @ 100
5.200%, 05/01/17	565	566
Allegheny County, Sanitary Authority, RB, AGM
5.000%, 12/01/19	500	608
Allegheny County, Sanitary Authority, RB, AGM
Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,209
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/21	1,000	1,221
Bensalem Township, Water & Sewer Authority, RB
Callable 01/04/13 @ 100
6.750%, 12/01/14 (A)	30	31
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,182

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bethel Park, School District, GO
Callable 08/01/19 @ 100
5.000%, 08/01/22	$1,000	$1,236
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/20	500	623
Central Bucks, School District, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,500	1,846
Central Dauphin, School District, GO, NATL
Pre-Refunded @ 100
6.000%, 02/01/16 (B)	1,000	1,172
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,257
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/20	1,035	1,176
Delaware County, Higher Education Authority, Haverford College Project, RB
Callable 05/15/20 @ 100
5.000%, 11/15/21	775	948
Delaware River, Joint Toll Bridge Commission, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	1,000	1,237
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	1,000	1,137
Geisinger Authority, Health Systems Project, Ser C, RB
Callable 12/04/12 @ 100
0.090%, 06/01/41 (C)	800	800
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,137
Luzerne County, Ser C, GO, NATL- RE FGIC
5.250%, 12/15/15	1,000	1,067
McKeesport Area, School District, Ser C, GO
Callable 01/04/13 @ 100
5.000%, 04/01/13 (A)	35	35
McKeesport, Municipal Authority, RB, AGM
5.000%, 12/15/21	1,290	1,550
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF1, RB, CIFG
5.000%, 05/01/16	1,140	1,276

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Montgomery County, Industrial Development Authority, Jefferson Health Systems Project, Ser A, RB
5.000%, 10/01/19	$830	$994
Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, NATL
5.250%, 11/01/14	1,000	1,059
Montgomery County, Ser C, GO
Callable 12/15/19 @ 100
5.000%, 12/15/23	1,000	1,228
North Wales, Water Authority, Ser A, RB
5.000%, 11/01/17	1,350	1,606
Northampton County, Industrial Development Authority, Moravian Hall Square Project, RB, Radian
Callable 01/04/13 @ 100
5.500%, 07/01/15	995	997
Northampton/Bucks County, Municipal Authority, RB
Callable 01/04/13 @ 100
6.750%, 11/01/13 (A)	5	5
Penn State University, Ser A, RB
Callable 03/01/19 @ 100
5.000%, 03/01/22	835	987
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,268
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB
Callable 07/01/19 @ 100
5.000%, 07/01/20	1,525	1,899
Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA
Callable 04/01/14 @ 100
5.000%, 04/01/16	1,450	1,512
Pennsylvania State, GO
5.000%, 07/01/19	1,000	1,255
Pennsylvania State, GO
Callable 11/15/21 @ 100
5.000%, 11/15/22	1,000	1,276
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB
Callable 12/15/20 @ 100
5.000%, 12/15/21	1,000	1,226
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser A, RB, NATL
Callable 01/04/13 @ 100
5.875%, 11/15/16	20	20

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser C, RB, NATL
Callable 01/04/13 @ 100
5.875%, 11/15/18	$2,000	$2,002
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/17	1,500	1,801
Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB
Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,230
5.000%, 08/01/21	1,000	1,212
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB
Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,843
Pennsylvania State, Higher Educational Facilities Authority, Ser AL, RB
5.000%, 06/15/18	1,000	1,203
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB
Callable 04/01/22 @ 100
5.000%, 04/01/23	500	620
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB
Callable 03/01/20 @ 100
5.000%, 03/01/23	1,465	1,745
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	500	629
Pennsylvania State, Intergovernmental Cooperation Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	1,000	1,209
Pennsylvania State, Ser 1, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,000	1,231
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,304
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/21 @ 100
5.000%, 12/01/23	1,000	1,228

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/22	$1,050	$1,325
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,449
Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/18	1,000	1,162
Philadelphia, Gas Works Revenue Authority, Ser 10, RB, AGM
5.000%, 07/01/18	1,325	1,504
Philadelphia, Gas Works Revenue Authority, Ser 12B, RB, NATL
7.000%, 05/15/20 (A)	745	892
Philadelphia, GO
Callable 08/01/16 @ 100
5.000%, 08/01/17	1,000	1,116
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,211
Philadelphia, Water & Wastewater Authority, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,179
Philadelphia, Water & Wastewater Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	479
Pittsburgh, Public Schools District, Ser B, GO, AGM
5.000%, 09/01/18	1,740	2,080
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	700	732
Pittsburgh, Urban Redevelopment Authority, Center Triangle Tax Increment, Ser B, TA
Callable 01/04/13 @ 100
6.250%, 03/15/15 (D)	500	503
Reading Area, Water Authority, RB, AGM
Callable 06/01/17 @ 100
5.000%, 12/01/21	2,080	2,343
Southcentral, General Revenue Authority, Hanover Hospital Project, RB, Radian
Callable 01/04/13 @ 100
4.900%, 12/01/14	545	546
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/18	1,000	1,185
Spring-Ford Area, School District, GO, AGM
Callable 09/01/15 @ 100
5.000%, 09/01/21	1,000	1,118

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Trinity, Area School District, GO, AGM
5.000%, 11/01/17	$500	$583
University Area, Joint Authority, RB, AGM
5.000%, 11/01/19	500	603
University of Pittsburgh, University Capital Project, Ser A, RB
5.250%, 09/15/18	1,000	1,241
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	500	621
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,236
Upper Allen Township, Sewer Authority, RB
Callable 01/04/13 @ 100
5.750%, 04/01/13 (A)	40	41
West Shore Area, Hospital Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/21	1,000	1,176
Willistown Township, Municipal Authority, RB
Callable 01/04/13 @ 100
6.000%, 01/01/15 (A)	10	11
York Township, Water & Sewer Authority, RB
5.900%, 08/01/13 (A)	20	21

		84,204

Puerto Rico — 5.9%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Senior Lien, Ser A, RB
5.000%, 07/01/21	655	700
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	556
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL
5.000%, 07/01/19	500	558
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19	180	202
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19 (A)	820	1,065

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2012

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Highway & Transportation Authority, Ser N, RB
5.500%, 07/01/24	$1,000	$1,119
Puerto Rico Commonwealth, Sales Tax Financing, Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	1,000	1,167

		5,367

Total Municipal Bonds (Cost $83,694) ($ Thousands)		90,694

CASH EQUIVALENT — 0.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(E)	760,513	761

Total Cash Equivalent (Cost $761) ($ Thousands)		761

Total Investments — 100.3% (Cost $84,455) ($ Thousands)††		$91,455

Percentages are based on Net Assets of $91,201 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Rate shown is the 7-day effective yield as of November 30, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

††	At November 30, 2012, the tax basis cost of the Fund’s investments was $84,428 ($ Thousands), and the unrealized appreciation and depreciation were $7,034 ($ Thousands) and $(7) ($ Thousands), respectively.

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$90,694	$—	$90,694
Cash Equivalent	761	—	—	761

Total Investments in Securities	$761	$90,694	$—	$91,455

Amounts designated as “—” are $0.

During the period ended November 30, 2012, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 71.0%

Alabama — 0.8%
Birmingham, Special Care Facilities Financing Authority, Baptist Medical Centers Project, Ser A, RB
Callable 11/15/15 @ 100
5.000%, 11/15/30	$1,000	$1,051
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB
Callable 03/01/16 @ 100
5.250%, 03/01/36	750	772
Selma, Industrial Development Board, International Paper Company Project, RB
Callable 12/01/21 @ 100
5.375%, 12/01/35	2,000	2,228

		4,051

Alaska — 0.3%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 12/01/17 @ 100
6.000%, 12/01/36 (A)	200	62
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM
Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,222

		1,284

Arizona — 2.4%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB
Callable 10/01/16 @ 100
5.200%, 10/01/37	1,700	1,647
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, RB
Callable 02/01/22 @ 100
5.000%, 02/01/42	2,500	2,752
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB
Callable 05/01/19 @ 100
8.000%, 05/01/25	400	501
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB
Callable 07/01/17 @ 100
5.625%, 07/01/38	250	243

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 06/01/17 @ 100
5.000%, 06/01/37	$265	$255
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	500	577
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
Callable 03/01/13 @ 100
6.375%, 09/01/29	1,250	1,260
Salt Verde, Financial Gas Revenue Authority, RB
5.000%, 12/01/37	3,500	4,212

		11,447

California — 7.4%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB
Callable 08/01/19 @ 100
6.250%, 08/01/39	400	488
California State, Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	600	639
California State, Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/21	500	635
California State, Communities Development Authority, Sutter Health Project, Ser B, RB
Callable 05/15/18 @ 100
5.250%, 11/15/48	2,000	2,285
California State, Economic Recovery Authority, Ser A, GO
Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,149
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,191
California State, Health Facilities Financing Authority, Cedars- Sinai Medical Center Project, RB
Callable 08/15/19 @ 100
5.000%, 08/15/34	2,000	2,232

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/19 @ 100
6.500%, 11/01/38	$1,000	$1,241
California State, Health Facilities Financing Authority, Stanford Hospital Clinics Project, Ser A, RB
Callable 08/15/22 @ 100
5.000%, 08/15/51	2,000	2,302
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 11/15/16 @ 100
5.250%, 11/15/46	2,500	2,769
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Callable 04/01/21 @ 100
7.750%, 04/01/31	1,375	1,641
California State, Municipal Finance Authority, Biola University Project, RB
Callable 04/01/18 @ 100
5.875%, 10/01/34	250	274
California State, Various Purposes, GO
Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,463
Chino, Public Financing Authority, SAB
Callable 09/01/22 @ 100
5.000%, 09/01/27	1,280	1,365
5.000%, 09/01/30	1,000	1,058
5.000%, 09/01/34	1,400	1,459
Golden State, Tobacco Securitization, Ser A1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	3,000	2,797
Imperial, Irrigation District, Ser C, RB
Callable 11/01/20 @ 100
5.000%, 11/01/36	1,540	1,758
Long Beach, Towne Center Project, SAB
Callable 10/01/18 @ 100
5.400%, 10/01/23	650	673
Palomar Pomerado, Health Care Authority, Ser D, COP
Callable 11/01/20 @ 100
5.250%, 11/01/21	1,000	1,116
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
6.770%, 08/01/38 (B)	5,410	1,651

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Francisco City & County, Airports Commission, San Francisco International Airport Project, Ser 32F, RB, NATL-RE, FGIC
5.000%, 05/01/15	$1,000	$1,103
South Placer, Wastewater Authority, Ser D, RB
Callable 05/01/14 @ 100
0.990%, 11/01/14 (C)	1,800	1,805
Southern California, Waterworks Revenue Authority, Metropolitan Water District Project, Ser A1, RB
Callable 12/04/12 @ 100
0.150%, 07/01/23 (C)	600	600
Windsor, Unified School District, Election 2008, Ser D, GO
6.940%, 08/01/35 (B)	1,800	652

		35,346

Colorado — 1.6%
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/18 @ 100
5.750%, 05/15/36	500	541
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	2,000	2,878
6.250%, 11/15/28	650	865
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/34	500	598
E-470, Public Highway Authority, Ser C, RB
Callable 09/01/20 @ 100
5.375%, 09/01/26	2,500	2,799

		7,681

Connecticut — 1.2%
Connecticut State, Health & Educational Facilities Authority, Hartford Health Care Project, RB, AGM
Callable 07/01/21 @ 100
5.000%, 07/01/41	5,000	5,582

Delaware — 0.5%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/22 @ 100
5.000%, 09/01/42	675	715
4.625%, 09/01/32	1,635	1,717

		2,432

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

District of Columbia — 0.1%
District of Columbia, COP, NATL-RE, FGIC
5.000%, 01/01/13	$500	$502

Florida — 1.8%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/22 @ 102
8.000%, 10/01/32	500	620
8.000%, 10/01/42	1,000	1,229
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/21	500	570
Florida State, University Square Community Development District, Ser A1, SAB
Callable 05/01/17 @ 100
5.875%, 05/01/38	150	154
Jacksonville, Economic Development Commission, Gerdau Ameristeel Project, AMT, RB
Callable 01/04/13 @ 100
5.300%, 05/01/37	1,500	1,500
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
Callable 10/01/22 @ 100
5.000%, 10/01/28	2,350	2,854
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB
Callable 11/15/21 @ 100
5.500%, 11/15/42	1,000	1,108
Seminole Indian Tribe, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/27	250	268
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/20 @ 100
5.875%, 08/01/40	500	564

		8,867

Georgia — 1.9%
Atlanta, Department of Aviation, Ser B, RB
Callable 01/01/22 @ 100
5.000%, 01/01/37	2,000	2,334
5.000%, 01/01/42	3,000	3,502

Description	Face Amount ($ Thousands)	Value ($ Thousands)

DeKalb County, Hospital Authority, DeKalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	$1,000	$1,187
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 07/01/17 @ 100
5.250%, 07/01/37	600	601
Georgia State, Municipal Electric Authority, Project One, Ser A, RB
5.250%, 01/01/17	450	525
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,165

		9,314

Hawaii — 0.1%
Hawaii State, Special Purpose Revenue Authority, Pacific Health Project, Ser B, RB
Callable 07/01/20 @ 100
5.750%, 07/01/40	500	572

Idaho — 0.1%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Callable 12/01/18 @ 100
6.250%, 12/01/33	250	305

Illinois — 2.1%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 11/01/17 @ 100
5.700%, 05/01/36	250	254
Chicago, Midway Airport Revenue Authority, Second Lien, Ser B, RB
5.000%, 01/01/34 (C)	2,000	2,156
Chicago, O’Hare International Airport Revenue Authority, Third Lien, Ser B, RB, NATL
5.250%, 01/01/16	1,090	1,236
5.250%, 01/01/18	1,500	1,798
Hillside Village, Mannheim Redevelopment Project, Ser Senior Lien, TA
Callable 01/01/18 @ 102
7.000%, 01/01/28	500	494

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/21 @ 100
6.000%, 08/15/41	$200	$246
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB
Callable 08/15/18 @ 100
6.250%, 08/15/35 (A)	500	10
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 03/01/17 @ 100
6.000%, 03/01/37 (A)	300	101
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB
Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,254
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB
Callable 08/01/17 @ 100
5.500%, 08/01/37	250	276
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
6.000%, 06/01/28	2,000	2,467

		10,292

Indiana — 2.2%
Indiana State, Finance Authority, Educational Facilities, Historical Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/40	375	408
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/32	3,450	3,754
Indiana State, Health Facility Finance Authority, Ascension Health Project, Ser A7, RB
5.000%, 10/01/26 (C)	500	550
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/14 @ 100
5.750%, 01/01/34	1,000	1,052
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,214
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	1,000	1,173

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Vigo County, Hospital Authority, Union Hospital Project, RB
Callable 09/01/21 @ 100
7.500%, 09/01/22	$1,715	$2,258

		10,409

Iowa — 0.2%
Iowa State, Finance Authority, Deerfield Retirement Community Project, Ser A, RB
Callable 11/15/17 @ 100
5.500%, 11/15/27	250	233
5.500%, 11/15/37	900	801

		1,034

Kansas — 0.7%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/19 @ 100
5.750%, 11/15/38	500	593
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB
Callable 05/15/17 @ 100
5.000%, 05/15/36	1,500	1,511
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB
Callable 05/15/14 @ 103
5.125%, 05/15/42	1,200	1,213

		3,317

Kentucky — 0.7%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB
Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,160
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	500	599
Ohio County, Pollution Control Revenue Authority, Big Rivers Electric Project, Ser A, RB
Callable 07/15/20 @ 100
6.000%, 07/15/31	250	266
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/19 @ 100
5.625%, 09/01/39	1,000	1,092

		3,117

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Louisiana — 1.4%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGM
Callable 06/01/18 @ 100
6.125%, 06/01/25	$1,500	$1,788
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/20 @ 100
6.500%, 11/01/35	750	884
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Callable 05/15/21 @ 100
6.500%, 05/15/37	1,000	1,220
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/17	800	890
New Orleans, Aviation Board, Ser A1, RB, AGM
Callable 01/01/19 @ 100
6.000%, 01/01/23	500	599
Saint John Baptist Parish, Marathon Oil Project, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,399

		6,780

Maine — 0.5%
Maine State, Finance Authority, Casella Waste Project, AMT, RB
6.250%, 01/01/25 (C)	2,250	2,295

Maryland — 0.3%
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB
Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	1,088
Maryland State, Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Project, Ser A, RB
Callable 01/01/17 @ 100
5.300%, 01/01/37	300	294

		1,382

Massachusetts — 1.2%
Massachusetts State, Development Finance Agency, Adventcare Project, Ser A, RB
Callable 10/15/17 @ 100
6.750%, 10/15/37	250	265

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Callable 07/01/20 @ 100
7.000%, 07/01/42	$1,500	$1,734
Massachusetts State, Development Finance Agency, Merrimack College Project, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/32	1,000	1,093
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/20 @ 100
6.000%, 01/01/28	1,250	1,454
Massachusetts State, Ser A, GO
Callable 12/26/12 @ 100
0.540%, 02/01/13 (C)	1,000	1,000

		5,546

Michigan — 3.1%
Detroit, Sewage Disposal System Revenue Authority, Senior Lien, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/32	7,500	8,447
Detroit, State Aid Distribution, GO
Callable 11/01/20 @ 100
5.250%, 11/01/35	900	1,010
Grand Traverse Academy, RB
Callable 11/01/17 @ 100
5.000%, 11/01/36	300	265
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB
Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	1,063
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 09/01/17 @ 102
6.500%, 09/01/37	750	510
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 06/01/17 @ 100
6.000%, 06/01/48	1,500	1,366
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, RB
Callable 09/01/18 @ 100
8.250%, 09/01/39	500	651

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wayne County, Airport Authority, Metropolitan Detroit Airport Project, Ser A, RB
Callable 12/01/22 @ 100
5.000%, 12/01/42	$1,500	$1,703

		15,015

Minnesota — 1.8%
Duluth, Housing & Redevelopment Authority, Public Schools Academy Project, Ser A, RB
Callable 11/01/18 @ 102
5.875%, 11/01/40	500	517
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB
Callable 11/01/15 @ 100
6.000%, 11/01/37	100	99
Faribault, Senoir Housing Authority, Senior Living Project, RB
Callable 05/01/18 @ 102
6.750%, 05/01/36	315	344
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.750%, 11/15/32	300	370
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6R, RB
Callable 05/01/17 @ 100
5.500%, 05/01/37	1,000	1,069
Minnesota State, Higher Education Facilities Authority, Gustavus Adolfus Project, Ser B, RB
4.000%, 10/01/19	625	724
Minnesota State, Higher Education Facilities Authority, Scholastic College Project, Ser H, RB
Callable 12/01/19 @ 100
5.250%, 12/01/35	1,500	1,658
Northern Minnesota, Municipal Power Agency, Ser A1, RB
5.000%, 01/01/19	1,000	1,214
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (C)	2,000	2,318
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB
Callable 06/01/17 @ 100
5.625%, 06/01/37	500	510

		8,823

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Missouri — 0.6%
Kansas City, Shoal Creek Parkway Project, TA
Callable 06/01/16 @ 100
5.000%, 06/01/21	$400	$419
Lees Summit, Summit Fair Project, TA
Callable 04/01/19 @ 100
5.625%, 10/01/23	715	767
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/19 @ 100
6.875%, 11/01/39	250	270
Missouri State, Health & Educational Facilities Authority, Lake Regional Health System Project, RB
3.000%, 02/15/13	725	728
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB, NATL
Callable 01/01/16 @ 100
5.000%, 01/01/20	420	448

		2,632

Nebraska — 1.8%
Central Plains, Energy Project No.3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	8,000	8,795

New Jersey — 2.6%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/01/18 @ 100
5.625%, 01/01/38	250	259
New Jersey State, Economic Development Authority, Ser A, RB
Callable 01/04/13 @ 100
6.000%, 05/15/28	210	210
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	1,000	1,115
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	9,500	8,544
4.750%, 06/01/34	1,000	900

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Transportation Trust Fund Authority, Transportation System Project, Ser A, RB
5.000%, 06/15/13	$1,225	$1,256

		12,284

New Mexico — 0.5%
Farmington, Pollution Control Authority, Public Service Company Project, Ser B, RB
Callable 11/01/20 @ 100
4.700%, 09/01/24	2,000	2,268

New York — 5.9%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/43	500	590
Callable 01/15/20 @ 100
6.250%, 07/15/40	1,500	1,760
Hudson Yards Infrastructure, Ser A, RB
Callable 02/15/21 @ 100
5.750%, 02/15/47	2,000	2,416
Callable 02/15/21 @ 100
5.250%, 02/15/47	3,500	4,101
Metropolitan New York, Transportation Authority, Ser E, RB
Callable 11/15/22 @ 100
5.000%, 11/15/42	2,500	2,908
Nassau County, Industrial Development Agency, Amsterdam at Harborside Project, Ser A, RB
Callable 01/01/18 @ 100
6.700%, 01/01/43	750	489
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/20 @ 100
6.000%, 12/01/36	1,000	1,183
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
2.562%, 03/01/25 (C)	400	374
2.572%, 03/01/26 (C)	425	393
2.362%, 03/01/16 (C)	250	252
New York City, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	1,294
5.250%, 10/01/35	500	622

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Callable 07/01/20 @ 100
6.000%, 07/01/40	$500	$616
New York State, Liberty Development Authority, Bank of America Tower Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/49	1,000	1,188
New York State, Liberty Development Authority, World Trade Center Project, RB
0.250%, 12/01/49 (C)	1,000	1,000
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/21 @ 100
5.750%, 11/15/51	5,000	6,133
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB
Callable 11/01/17 @ 100
5.250%, 11/01/42	2,000	2,038
St. Lawrence County, Industrial Development Agency, Edward John Noble Hospital Project, RB
Callable 10/01/20 @ 100
6.250%, 10/01/40	1,000	1,084

		28,441

North Carolina — 1.1%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/20	500	598
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
5.000%, 01/01/26	1,000	1,163
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Callable 11/01/18 @ 100
6.000%, 11/01/33	250	273
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/20 @ 100
6.000%, 01/01/39	1,335	1,427
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/18	500	586

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Medical Care Commission, Village at Brookwood Project, RB
Callable 01/01/14 @ 103
5.250%, 01/01/32	$750	$756
Surry County, Northern Hospital District, RB
Callable 04/01/18 @ 100
6.250%, 10/01/38	500	546

		5,349

Ohio — 4.4%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 06/01/17 @ 100
6.500%, 06/01/47	2,150	2,092
6.000%, 06/01/42	1,435	1,300
5.875%, 06/01/30	2,600	2,344
5.875%, 06/01/47	8,780	7,799
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB
Callable 11/01/20 @ 100
5.500%, 11/01/40	500	551
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Callable 06/01/22 @ 100
5.500%, 06/01/42	5,000	5,567
Ohio State, Higher Educational Facility Commission, Oberlin College Project, RB
5.000%, 10/01/14	1,000	1,079
Ohio State, Higher Educational Facility Commission, University Hospital Health Systems Project, RB
Pre-Refunded @ 100
6.750%, 01/15/39 (D)	500	566

		21,298

Oklahoma — 0.2%
Oklahoma State, Turnpike Authority, Ser F, RB
Callable 12/04/12 @ 100
0.120%, 01/01/28 (C)	900	900

Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Callable 09/01/20 @ 100
6.375%, 09/01/40	150	168

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania — 2.2%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Callable 10/15/18 @ 100
6.000%, 10/15/38	$250	$277
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/20 @ 100
6.000%, 01/01/30	2,500	2,757
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/35	250	268
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB
Callable 06/01/19 @ 100
6.000%, 06/01/36	800	923
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
5.250%, 08/15/30	1,250	1,094
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/20 @ 100
5.250%, 10/01/31	1,000	1,103
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB
Callable 07/01/17 @ 100
6.250%, 07/01/26	250	270
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/43	250	285
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/42	1,000	1,103
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB
Callable 11/15/20 @ 100
5.750%, 11/15/30	1,000	1,038

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, Industrial Development Authority, Ser A, RB
Callable 09/15/17 @ 100
5.500%, 09/15/37	$250	$246
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	1,068
Wilkes-Barre, Finance Authority, University of Scranton Project, RB
4.000%, 11/01/16	265	290

		10,722

Puerto Rico — 0.4%
Puerto Rico Commonwealth, Sales Tax Financing, Capital Appreciation Project, Ser A, RB, NATL
6.173%, 08/01/44 (B)	10,000	1,812

South Carolina — 0.3%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB
Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	1,089
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman Project, RB
Callable 01/04/13 @ 50
0.210%, 11/15/47 (B)	76	3
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman Project, RB
Callable 01/04/13 @ 100
6.000%, 11/15/42	178	133

		1,225

South Dakota — 0.4%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB
Callable 12/01/17 @ 100
5.500%, 12/01/35	2,000	2,028

Tennessee — 1.9%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	500	604

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health System Project, Ser C, RB
Callable 09/01/16 @ 100
5.250%, 09/01/36	$1,250	$1,335
Sumner County, Health Educational & Housing Facilities Board, Regional Health Project, Ser A, RB
Callable 11/01/17 @ 100
5.500%, 11/01/37 (A)	32	—
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/26	2,000	2,394
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/27	4,000	4,704

		9,037

Texas — 11.2%
Brazos, River Authority, TXU Energy Project, Ser B, AMT, RB
Callable 07/01/13 @ 101
6.300%, 07/01/32 (C)	375	43
Brazos, River Authority, TXU Energy Project, Ser D1, AMT, RB
Callable 07/01/18 @ 100
8.250%, 05/01/33	600	98
Central Texas, Regional Mobility Authority, Senior Lien, RB
Callable 01/01/21 @ 100
6.000%, 01/01/41	1,000	1,189
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Callable 08/15/21 @ 100
5.500%, 08/15/31	1,000	1,121
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Callable 12/01/20 @ 100
6.125%, 12/01/40	500	570
Dallas/Fortworth International Airport, Ser G, RB
Callable 11/01/20 @ 100
5.000%, 11/01/35	2,000	2,269
Fort Bend County, Industrial Development Authority, NRG Energy Project, Ser A, RB
Callable 11/01/22 @ 100
4.750%, 05/01/38	2,640	2,774
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	750	854

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB
Callable 05/01/16 @ 101
5.200%, 05/01/28	$500	$539
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/22 @ 100
5.000%, 11/15/37	2,000	2,317
Callable 11/15/22 @ 100
4.750%, 11/15/46	5,225	5,544
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB
Callable 12/01/18 @ 100
7.250%, 12/01/35	250	319
Harrison County, Health Facilities Development Authority, RB
4.000%, 07/01/14	1,000	1,044
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser B, AMT, RB
Callable 01/04/13 @ 100
6.125%, 07/15/27	1,000	1,000
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser C, AMT, RB
Callable 01/04/13 @ 100
6.125%, 07/15/27	1,020	1,020
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser E, AMT, RB
Callable 01/04/13 @ 100
6.750%, 07/01/29	1,000	1,004
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, AMT, RB
Callable 07/15/21 @ 100
6.625%, 07/15/38	3,000	3,403
Houston, Higher Education Finance Authority, Cosmos Foundation Project, Ser A, RB
Callable 05/15/21 @ 100
6.500%, 05/15/31	1,500	1,911
Love Field, Airport Modernization, Southwest Airlines Project, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	3,000	3,273
Lower Colorado, River Authority, Ser A, RB
Callable 05/15/22 @ 100
5.000%, 05/15/39	1,000	1,160

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.500%, 07/01/26	$170	$178
Lufkin, Health Facilities Development Authority, Memorial Health Systems East Texas Project, RB
Callable 02/15/17 @ 100
5.500%, 02/15/37	250	259
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/18 @ 100
5.625%, 01/01/33	250	286
North Texas, Tollway Authority, Ser A, RB
Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	2,302
North Texas, Tollway Authority, Ser F, RB
Callable 01/01/18 @ 100
5.750%, 01/01/33	1,200	1,354
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/19 @ 100
6.500%, 08/15/39	500	580
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/22 @ 100
5.500%, 01/01/32	500	525
5.125%, 01/01/41	500	508
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/20 @ 100
6.700%, 08/15/40	500	594
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Care Systems Project, RB
Callable 11/15/18 @ 100
6.250%, 11/15/29	500	613
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	250	297
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	430	556
Texas State, Municipal Gas Acquisition & Supply III, RB
Callable 12/15/22 @ 100
5.000%, 12/15/29	10,000	11,161

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Transportation Commission, Ser A, RB
Callable 08/15/22 @ 100
5.000%, 08/15/41	$1,750	$1,984
Tyler, Health Facilities Development Authority, East Texas Medical Center Project, Ser A, RB
Callable 11/01/17 @ 100
5.375%, 11/01/37	150	158
Wise County, Parker County Junior College District Project, RB
Callable 08/15/21 @ 100
8.000%, 08/15/34	1,000	1,169

		53,976

Utah — 0.1%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
Callable 02/15/19 @ 100
6.750%, 08/15/28	500	445

Vermont — 0.2%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	750	900

Virginia — 3.1%
Chesapeake, Expressway Toll Road Revenue Authority, RB
Callable 07/15/28 @ 100
4.875%, 07/15/23 (E)	1,400	885
4.750%, 07/15/23 (E)	820	526
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/22 @ 100
5.125%, 01/01/43	1,000	1,006
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/37	500	540
James City & County, Economic Development Authority, United Methodist Homes Project, Ser A, RB
Callable 07/01/17 @ 100
5.500%, 07/01/37	200	167
Lewistown, Commerce Center Community Development Authority, RB
Callable 03/01/18 @ 100
6.050%, 03/01/27	250	107

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Virginia State, Small Business Financing Authority, Elizabeth River Project, Ser Senior Lien, AMT, RB
Callable 07/01/22 @ 100
5.500%, 01/01/42	$8,750	$9,829
Virginia State, Small Business Financing Authority, Express Lanes Project, Ser Senior Lien, AMT, RB
Callable 01/01/22 @ 100
5.000%, 01/01/40	1,500	1,611
Virginia State, White Oak Village Shops Community Development Authority, SAB
5.300%, 03/01/17	143	151

		14,822

Washington — 1.2%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/20 @ 100
5.750%, 12/01/35	1,500	1,651
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/16	460	496
4.000%, 12/01/17	480	523
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/18 @ 100
6.375%, 10/01/36	400	485
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Callable 12/01/20 @ 100
5.500%, 12/01/39	1,500	1,655
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB
Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	1,008

		5,818

West Virginia — 0.3%
West Virginia State, Economic Development Authority, Ohio Power-Amos Project, Ser A, RB
3.125%, 03/01/43 (C)	1,000	1,041

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB
Callable 10/01/21 @ 103
9.125%, 10/01/41	$500	$614

		1,655

Wisconsin — 0.2%
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group Project, RB
Pre-Refunded @ 100
6.625%, 02/15/32 (D)	1,000	1,076

Total Municipal Bonds (Cost $306,154) ($ Thousands)		341,044

PREFERRED STOCK — 14.7%

Financials — 13.4%
Aegon
6.875%	1,400	35
6.500%	9,500	237
6.375%	124,500	3,162
4.000% (C)	13,100	309
Allianz
8.375%	137,400	3,542
Arch Capital Group
6.750%	20,000	529
Axis Capital Holdings
7.250%	3,358	86
6.875%	15,000	406
Bank of America
8.625%	30,400	774
8.200%	38,300	975
7.250% (F)	1,210	1,347
6.375%	23,154	575
6.204%	31,300	776
Bank of New York Mellon
5.200%	6,100	153
Barclays Bank PLC
8.125%	39,930	1,021
7.750%	58,500	1,474
7.100%	8,300	208
6.625%	12,500	311
Capital One Financial
6.000%	1,800	45
City National
5.500%	41,800	1,016
CoBank ACB
11.000%	36,500	1,940
Credit Suisse Guernsey
7.900%	112,700	2,913
Deutsche Bank Capital Funding Trust X
7.350%	21,800	555

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank Contingent Capital Trust II
6.550%	$122,300	$3,158
Deutsche Bank Contingent Capital Trust III
7.600%	30,500	819
First Niagara Financial Group
8.625% (C)	34,000	1,005
Goldman Sachs Group
6.200%	30,850	773
5.950%	62,100	1,536
4.000% (C)	43,300	902
HSBC Holdings PLC
8.000%	36,600	1,014
6.200%	65,200	1,636
HSBC USA
6.500%	11,656	298
4.500% (C)	27,970	701
2.858%	34,700	1,735
ING Groep
8.500%	1,100	28
7.200%	1,700	43
7.050%	47,677	1,191
6.375%	57,500	1,383
6.200%	3,000	72
6.125%	38,164	912
JPMorgan Chase
5.500%	12,500	312
KeyCorp
7.750% (F)	5,000	620
M&T Bank
6.375% (E)	2,500	2,550
MetLife
6.500%	19,799	500
4.000% (C)	14,900	373
Morgan Stanley Group
4.000% (C)	161,113	3,150
National Westminster Bank PLC
7.763%	10,623	269
PartnerRe
7.250%	15,000	402
6.750%	45,573	1,148
6.500%	8,043	203
Pitney Bowes International Holdings
6.125%	1,000	904
PNC Financial Services Group
9.875% (C)	9,100	233
6.125% (C)	16,000	436
Principal Financial Group
6.518% (C)	5,900	157
5.563% (C)	5,000	489
Prudential PLC
6.750%	55,110	1,404
RenaissanceRe Holdings
6.600%	20,448	514
6.080%	55,300	1,383

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2012

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Royal Bank of Scotland Group PLC
5.750%	$95,177	$2,216
Santander Finance
10.500%	24,776	678
State Street
5.250%	6,361	160
TCF Financial
7.500%	10,000	270
US Bancorp
7.875%	27,600	726
6.000% (C)	75,000	2,069
3.500% (C)	16,800	846
Wells Fargo
7.500% (F)	2,111	2,609

		64,216

Utilities — 1.3%
Alabama Power
6.450%	42,000	1,208
Georgia Power
6.500%	15,000	1,725
Gulf Power
6.450%	9,000	991
6.000%	6,000	608
Interstate Power & Light
8.375%	24,700	640
NSTAR Electric
4.780%	5,000	507
Washington Gas Light
4.800%	1,000	92
Wisconsin Public Service
6.880%	5,000	507

		6,278

Total Preferred Stock (Cost $56,764) ($ Thousands)		70,494

CORPORATE BONDS (C) — 8.3%

Financials — 8.3%
AXA
6.463%, 12/14/18	2,400	2,298
6.379%, 12/14/36	1,000	943
Barclays Bank PLC
6.278%, 12/15/34	500	460
BNP Paribas
7.195%, 06/29/49	3,300	3,279
Charles Schwab
7.000%, 02/28/49	2,600	2,986
Commonwealth Bank of Australia
6.024%, 03/29/49	500	510
Credit Agricole
6.637%, 05/31/49	2,000	1,668
General Electric Capital
6.250%, 12/15/49	1,400	1,507

Description	Face Amount ($ Thousands)	Value ($ Thousands)

HBOS Capital Funding
6.071%, 06/30/49	$2,200	$1,793
JPMorgan Chase
7.900%, 04/29/49	2,300	2,598
National Capital Trust II
5.486%, 12/29/49	1,300	1,302
PNC Financial Services Group
6.750%, 12/31/49	2,500	2,812
QBE Capital Funding II
6.797%, 06/29/49	3,500	3,556
Rabobank Nederland
11.000%, 12/31/49	2,800	3,795
Societe Generale
5.922%, 04/05/17	2,300	2,013
1.103%, 12/29/49	1,000	543
Standard Chartered PLC
7.014%, 07/30/37	2,000	2,118
6.409%, 01/30/49	2,300	2,317
Wachovia Capital Trust III
5.570%, 03/29/49	2,700	2,690
Westpac Capital Trust IV
5.256%, 12/29/49	700	700

Total Corporate Bonds (Cost $34,180) ($ Thousands)		39,888

CASH EQUIVALENT — 7.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(G)	34,233,441	34,233

Total Cash Equivalent (Cost $34,233) ($ Thousands)		34,233

Total Investments — 101.1% (Cost $431,331) ($ Thousands)††		$485,659

Percentages are based on Net Assets of $480,388 ($ Thousands).

The list of open futures contracts held by the Fund at November 30, 2012, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation ($Thousands)
U.S. Long Treasury Bond	(135)	Mar-2013	$(98)

			$(98)

For the period ended November 30, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

†	Investment in Affiliated Security.

(A)	Security in default on interest payment.

(B)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2012. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2012

(E)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on November 30, 2012. The coupon on a step bond changes on a specified date.

(F)	Convertible

(G)	Rate shown is the 7-day effective yield as of November 30, 2012.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

††	At November 30, 2012, the tax basis cost of the Fund’s investments was $430,532 ($ Thousands), and the unrealized appreciation and depreciation were $57,516 ($ Thousands) and ($2,389) ($ Thousands), respectively.

The following is a list of the inputs used as of November 30, 2012, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	341,044	—	341,044
Preferred Stock	70,494	—	—	70,494
Corporate Bonds	—	39,888	—	39,888
Cash Equivalent	34,233	—	—	34,233

Total Investments in Securities	$104,727	$380,932	$—	$485,659

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *	$(98)	$—	$—	$(98)

Total Other Financial Instruments	$(98)	$—	$—	$(98)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

During the period ended November 30, 2012, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2012

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: January 29, 2013

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: January 29, 2013